UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4108

                       Oppenheimer Strategic Bond Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

            Date of fiscal year end:  December 31
                                      -----------

            Date of reporting period: January 1, 2004 - June 30, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  June 30, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                        PRINCIPAL   MARKET VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--3.5%
--------------------------------------------------------------------------------
American Money Management
Corp., Commercial Debt Obligations
Sub. Bonds, Series I, Cl. D1,
13.602%, 1/15/12 1                                     $  172,858     $  171,648
--------------------------------------------------------------------------------
Arbor I Ltd., Catastrophe Linked
Nts., Series 2004-4, 15.11%, 3/15/06 2                    250,000        249,200
--------------------------------------------------------------------------------
Bank One Auto Securitization Trust,
Automobile Receivable Certificates,
Series 2003-1, Cl. A2, 1.29%, 8/21/06                     508,644        507,672
--------------------------------------------------------------------------------
BMW Vehicle Owner Trust,
Automobile Loan Certificates:
Series 2003-A, Cl. A2, 1.45%,
11/25/05 1                                                222,936        223,087
Series 2004-A, Cl. A2, 1.88%,
10/25/06                                                  790,000        787,788
--------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust,
Automobile Mtg.-Backed Nts.,
Series 2003-2, Cl. A2A,
1.20%, 5/16/05                                            205,859        205,957
--------------------------------------------------------------------------------
Caterpillar Financial Asset Trust,
Equipment Loan Pass-Through
Certificates, Series 2003-A, Cl. A2,
1.25%, 10/25/05                                           175,067        175,113
--------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home
Equity Loan Asset-Backed Certificates:
Series 2003-A, Cl. AF1,
1.836%, 10/25/17                                           11,727         11,722
Series 2003-B, Cl. AF1,
1.64%, 2/25/18                                             78,878         78,788
Series 2003-C, Cl. AF1,
2.14%, 7/25/18                                            505,137        504,832
Series 2004-A, Cl. AF1,
2.03%, 6/25/19                                            321,127        320,464
--------------------------------------------------------------------------------
Chase Funding Mortgage Loan
Asset-Backed Certificates,
Home Equity
Mtg. Obligations:
Series 2003-3, Cl. 1A1,
1.38%, 8/25/17 2                                          162,578        162,651
Series 2003-4, Cl. 1A1,
1.42%, 9/25/17 1,2                                        469,658        469,913
Series 2004-1, Cl. 2A1,
1.41%, 9/25/21 2                                        1,221,398      1,222,108
--------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust,
Automobile Loan Pass-Through
Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08                     180,000        182,943
Series 2003-A, Cl. A2, 1.26%, 1/16/06                     146,473        146,479
Series 2003-B, Cl. A2, 1.28%, 3/15/06                     259,258        259,140
--------------------------------------------------------------------------------
CIT Group Home Equity Loan Trust,
Home Equity Loan Asset-Backed
Certificates, Series 2003-1, Cl. A2,
2.35%, 4/20/27                                            324,765        324,533

                                                        PRINCIPAL   MARKET VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES CONTINUED
Citibank Credit Card Issuance Trust,
Credit Card Receivable Nts.,
Series 2002-A3, Cl. A3,
4.40%, 5/15/07                                         $  530,000     $  540,082
--------------------------------------------------------------------------------
CitiFinancial Mortgage Securities,
Inc., Home Equity
Collateralized Mtg. Obligations:
Series 2003-1, Cl. AF1,
1.94%, 1/25/33                                             41,305         41,290
Series 2003-2, Cl. AF1,
1.40%, 5/25/33 2                                          170,735        170,828
Series 2003-3, Cl. AF1,
1.42%, 8/25/33 1,2                                        289,919        290,069
--------------------------------------------------------------------------------
Consumer Credit Reference Index
Securities Program, Credit Card
Asset-Backed Certificates, Series
2002-B, Cl. FX, 10.421%, 3/22/07 1                        500,000        524,482
--------------------------------------------------------------------------------
DaimlerChrysler Auto Trust,
Automobile Loan Pass-Through
Certificates:
Series 2003-A, Cl. A2,
1.52%, 12/8/05 1                                          861,089        861,395
Series 2003-B, Cl. A2, 1.61%, 7/8/06                      970,000        968,846
--------------------------------------------------------------------------------
Embarcadero Aircraft Securitization
Trust, Airplane Collateral
Obligations, 2000-A, Cl. B,
0.678%, 8/15/25 1,3,11                                  1,820,063            569
--------------------------------------------------------------------------------
Ford Credit Auto Owner Trust,
Automobile Loan Pass-Through
Certificates:
Series 2003-A, Cl. A2A,
1.62%, 8/15/05                                            163,123        163,264
Series 2004-A, Cl. A2,
2.13%, 10/15/06                                         1,120,000      1,117,942
--------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust,
Motorcycle Receivable Nts.:
Series 2002-2, Cl. A1, 1.91%, 4/15/07                      94,771         94,892
Series 2003-3, Cl. A1, 1.50%, 1/15/08                     642,859        641,576
--------------------------------------------------------------------------------
Honda Auto Receivables Owner
Trust, Automobile Receivable
Obligations:
Series 2003-1, Cl. A2, 1.46%, 9/19/05                     173,299        173,413
Series 2003-3, Cl. A2, 1.52%, 4/21/06 1                 1,035,985      1,035,468
Series 2003-4, Cl. A2, 1.58%, 7/17/06                     960,000        958,991
--------------------------------------------------------------------------------
Household Automotive Trust,
Automobile Loan Certificates,
Series 2003-2, Cl. A2,
1.56%, 12/18/06                                           430,000        429,356
--------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile
Loan Certificates:
Series 2002-1, Cl. A3,
2.49%, 10/22/07                                           463,189        464,758
Series 2003-1, Cl. A2,
1.60%, 7/20/06                                            820,000        819,869


                     5 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                        PRINCIPAL   MARKET VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
National City Auto Receivables
Trust, Automobile Receivable
Obligations, Series 2004-A, Cl. A2,
1.50%, 2/15/07                                        $   530,000    $   527,993
--------------------------------------------------------------------------------
NC Finance Trust, Collateralized
Mtg. Obligations,
Series 1999-I, Cl. ECFD,
8.75%, 1/25/29 1                                           66,744         17,020
--------------------------------------------------------------------------------
Nissan Auto Lease Trust,
Automobile Lease Obligations,
Series 2003-A, Cl. A2,
1.69%, 12/15/05                                           594,265        594,838
--------------------------------------------------------------------------------
Nissan Auto Receivables Owner
Trust, Automobile bReceivable Nts.:
Series 2002-A, Cl. A4,
4.28%, 10/16/06                                           180,000        182,521
Series 2003-A, Cl. A2,
1.45%, 5/16/05                                             50,746         50,779
Series 2003-B, Cl. A2,
1.20%, 11/15/05                                           616,559        616,710
Series 2004-A, Cl. A2,
1.40%, 7/17/06                                            610,000        607,257
--------------------------------------------------------------------------------
Principal Residential
Mortgage Capital
Resources Trust, Real Estate Mtg.
Investment Conduit Participation
Certificates, Series 2000-1, Cl. B,
2.93%, 6/20/05 1,2                                      1,000,000        994,688
--------------------------------------------------------------------------------
Sequoia Capital Ltd.,
Catastrophe Nts., Series 2004-2,
5.86%, 3/15/05 2                                          250,000        250,150
--------------------------------------------------------------------------------
Toyota Auto Receivables Owner
Trust, Automobile Mtg.-Backed
Obligations:
Series 2002-B, Cl. A3, 3.76%, 6/15/06                     148,583        149,634
Series 2003-A, Cl. A2, 1.28%, 8/15/05                     266,011        266,149
Series 2003-B, Cl. A2, 1.43%, 2/15/06 1                   662,696        662,253
--------------------------------------------------------------------------------
USAA Auto Owner Trust,
Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06                    251,097        251,867
Series 2003-1, Cl. A2, 1.22%, 4/17/06                     335,637        335,609
Series 2004-1, Cl. A2, 1.43%, 9/15/06                   1,500,000      1,493,447
--------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced
Trust, Automobile Loan
Receivable Certificates:
Series 2003-1, Cl. A2, 1.11%,
12/20/05                                                  867,758        867,223
Series 2003-2, Cl. A2, 1.55%, 6/20/06                     550,000        549,552

                                                        PRINCIPAL   MARKET VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES CONTINUED
Whole Auto Loan Trust,
Automobile Loan
Receivable Certificates:
Series 2002-1, Cl. A2,
1.88%, 6/15/05                                         $  103,907    $   103,998
Series 2003-1, Cl. A2A,
1.40%, 4/15/06                                            965,410        964,709
                                                                     -----------
Total Asset-Backed Securities
(Cost $26,666,115)                                                    24,787,525

--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--15.2%
--------------------------------------------------------------------------------
Asset Securitization Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1997-D4, Cl. B1,
7.525%, 4/14/29                                           375,000        408,164
--------------------------------------------------------------------------------
Bank of America Mortgage
Securities, Inc., Collateralized Mtg.
Obligations Pass-Through
Certificates, Series 2004-E,
Cl. 2A9, 3.712%, 6/25/34                                  690,594        694,047
--------------------------------------------------------------------------------
CIT Equipment Collateral,
Equipment Receivable-Backed Nts.,
Series 2003-EF1, Cl. A2,
1.49%, 12/20/05                                           299,260        299,298
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
5%, 7/1/34 4                                            7,995,000      7,717,669
5.50%, 1/1/34                                             333,742        332,887
7%, 9/1/33-11/1/33                                      1,263,576      1,336,699
11%, 11/1/14                                               82,611         91,096
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Gtd. Mtg. Pass-Through
Participation Certificates,
Series 151, Cl. F, 9%, 5/15/21                            132,227        132,452
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass
Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                        251,294        254,523
Series 2055, Cl. ZM, 6.50%, 5/15/28                       460,168        480,924
Series 2080, Cl. Z, 6.50%, 8/15/28                        291,299        299,042
Series 2102, Cl. VA, 6%, 10/15/09                         118,437        118,694
Series 2387, Cl. PD, 6%, 4/15/30                          691,381        703,118
Series 2466, Cl. PD, 6.50%, 4/15/30                       433,187        446,122
Series 2491, Cl. PE, 6%, 12/15/27                         112,810        112,984
Series 2498, Cl. PC, 5.50%, 10/15/14                       98,912        101,204
Series 2500, Cl. FD, 1.739%, 3/15/32 2                    182,892        184,458
Series 2526, Cl. FE, 1.639%, 6/15/29 2                    211,291        210,844
Series 2551, Cl. FD, 1.639%, 1/15/33 2                    175,159        176,143
Series 2551, Cl. TA, 4.50%, 2/15/18                       545,149        546,794


                     6 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                        PRINCIPAL   MARKET VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. B, 8.425%, 7/1/26 5                   $   534,689    $   118,649
Series 192, Cl. IO, 21.084%, 2/1/28 5                     144,012         32,203
Series 200, Cl. IO, 19.842%, 1/1/29 5                     173,292         40,711
Series 205, Cl. IO, 9.428%, 9/1/29 5                      844,985        188,436
Series 208, Cl. IO, (22.609)%, 6/1/30 5                   986,480        213,678
Series 2074, Cl. S, 30.474%, 7/17/28 5                    180,727         22,083
Series 2079, Cl. S, 29.182%, 7/17/28 5                    276,799         34,937
Series 2526, Cl. SE, 48.703%, 6/15/29 5                   395,021         47,693
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Principal-Only Stripped
Mtg.-Backed Security:
Series 199, Cl. PO, 4.459%, 8/1/28 6                      487,815        400,404
Series 203, Cl. PO, 4.725%, 6/1/29 6                      491,443        400,846
Series 217, Cl. PO, 4.79%, 2/1/32 6                       183,788        149,291
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Structured Pass-Through
Securities, Collateralized Mtg.
Obligations, Series T-42, Cl. A2,
5.50%, 2/25/42                                             14,352         14,371
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 7/17/18 4                                        3,175,000      3,102,572
5%, 7/15/34 4                                             767,000        742,049
5.50%, 7/1/33-3/1/34                                    3,009,349      3,003,831
5.50%, 7/17/19-7/14/34 4                               18,390,000     18,463,755
6%, 7/25/34 4                                           4,444,000      4,537,048
6.50%, 5/1/29-5/1/32                                    2,014,090      2,100,034
6.50%, 7/1/34 4                                        13,177,000     13,720,551
7%, 7/1/32-11/1/33                                      3,230,421      3,417,260
7%, 7/14/34 4                                          28,000,000     29,531,264
7.50%, 8/1/25                                              27,778         29,866
8.50%, 7/1/32                                              55,773         60,400
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1998-63, Cl. PG, 6%, 3/25/27                        215,926        218,255
Trust 2001-50, Cl. NE, 6%, 8/25/30                        380,530        389,416
Trust 2001-70, Cl. LR, 6%, 9/25/30                        349,753        362,740
Trust 2001-72, Cl. NH, 6%, 4/25/30                        308,827        318,161
Trust 2001-74, Cl. PD, 6%, 5/25/30                        130,026        134,959
Trust 2002-50, Cl. PD, 6%, 9/25/27                        350,000        359,800
Trust 2002-73, Cl. PA, 5%, 1/25/17                         52,304         52,274
Trust 2002-77, Cl. WF,
1.664%, 12/18/32 2                                        293,404        294,397
Trust 2002-94, Cl. MA,
4.50%, 8/25/09                                            588,115        592,554
Trust 2003-81, Cl. PA, 5%, 2/25/12                        183,821        186,107

                                                        PRINCIPAL   MARKET VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
Federal National Mortgage Assn.,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates
Interest-Only Stripped
Mtg.- Backed Security:
Trust 2002-28, Cl. SA,
43.225%, 4/25/32 5                                    $   219,861    $    22,287
Trust 2002-48, Cl. S,
40.234%, 7/25/32 5                                        349,962         37,984
Trust 2002-52, Cl. SL,
41.433%, 9/25/32 5                                        220,925         21,933
Trust 2002-56, Cl. SN,
43.876%, 7/25/32 5                                        480,892         50,478
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped
Mtg.- Backed Security:
Trust 221, Cl. 2, 6.488%, 5/1/23 5                        243,310         54,096
Trust 240, Cl. 2, 13.828%, 9/1/23 5                       416,865         92,655
Trust 313, Cl. 2, (12.444)%, 7/1/31 5                   1,227,268        285,537
Trust 2001-63, Cl. SD, 46.371%,
12/18/31 5                                                350,788         47,229
Trust 2001-68, Cl. SC, 45.759%,
11/25/31 5                                                266,601         28,971
Trust 2002-9, Cl. MS, 45.63%,
3/25/32 5                                                 469,667         47,159
--------------------------------------------------------------------------------
First Chicago/Lennar Trust 1,
Commercial Mtg. Pass-Through
Certificates, Series 1997-CHL 1,
Cl. D, 7.902%, 4/29/39 1,2                                350,000        361,922
--------------------------------------------------------------------------------
First Union/Lehman Brothers/Bank
of America, Commercial Mtg.
Pass-Through Certificates,
Series 1998-C2, Cl. A2,
6.56%, 11/18/35                                           360,000        388,691
--------------------------------------------------------------------------------
GMAC Commercial Mortgage
Securities, Inc., Mtg. Pass-Through
Certificates:
Series 1997-C1, Cl. A3,
6.869%, 7/15/29                                           320,582        343,640
Series 1998-C1, Cl. F,
7.176%, 5/15/30 2                                       1,800,000      1,720,446
--------------------------------------------------------------------------------
Government National
Mortgage Assn.:
4.625%, 11/20/25 2                                         21,625         21,850
7%, 3/15/28-7/15/28                                     1,506,043      1,603,310
7.50%, 2/15/27                                            180,742        195,201
8%, 11/15/25-5/15/26                                      163,635        180,141
--------------------------------------------------------------------------------
Government National Mortgage
Assn., Gtd. Multiclass Mtg.
Participation Certificates, Series
1999-27, Cl. PQ, 7.50%, 8/16/28                         1,627,366      1,638,996


                     7 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                        PRINCIPAL   MARKET VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
Government National Mortgage
Assn., Interest-Only Stripped
Mtg.- Backed Security:
Series 1998-19, Cl. SB, 29.217%,
7/16/28 5                                              $  578,604   $     73,231
Series 1998-6, Cl. SA, 28.921%,
3/16/28 5                                                 348,851         39,940
Series 2001-21, Cl. SB, 31.65%,
1/16/27 5                                               2,691,582        256,971
--------------------------------------------------------------------------------
Lehman Structured Securities
Corp., Collateralized Mtg.
Obligations, Series 2001-GE4,
Cl. A, 244.80%, 10/25/30 2                                 10,763         10,763
--------------------------------------------------------------------------------
Merrill Lynch Mortgage
Investors, Inc., Mtg. Pass-Through
Certificates, Series 1995-C2, Cl.
D, 7.797%, 6/15/21 2                                      172,246        182,285
--------------------------------------------------------------------------------
Morgan Stanley Capital I Trust,
Commercial Mtg.
Pass-Through Certificates:
Series 1996-C1, Cl. F,
7.452%, 2/15/28 2, 7                                      162,744        150,015
Series 1997-XL1, Cl. G,
7.695%, 10/3/30 7                                         390,000        319,970
--------------------------------------------------------------------------------
Nomura Asset Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1998-D6,
Cl. A1B, 6.59%, 3/15/30                                   420,000        456,144
--------------------------------------------------------------------------------
Prudential Mortgage Capital
Co. II LLC, Commercial Mtg.
Pass-Through Certificates,
Series PRU-HTG 2000-C1, Cl. A2,
7.306%, 10/6/15                                           556,000        622,085
--------------------------------------------------------------------------------
Salomon Brothers Mortgage
Securities VII, Inc., Commercial
Mtg. Pass-Through Certificates:
Series 1996-B, Cl. 1, 7.007%, 4/25/26 1,2                  44,230         39,807
Series 1996-C1, Cl. F, 8.42%, 1/20/28 1,2               1,000,000        870,000
--------------------------------------------------------------------------------
Washington Mutual Mortgage
Securities Corp., Collateralized
Mtg. Pass-Through Certificates,
Series 2003-AR12, Cl. A2,
2.45%, 2/25/34 2                                        1,260,000      1,262,649
                                                                    ------------
Total Mortgage-Backed Obligations
(Cost $108,980,097)                                                  109,354,143

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--8.4%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp. Nts., 3.75%, 7/15/09 [EUR]                        1,090,000      1,322,104

                                                        PRINCIPAL   MARKET VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS CONTINUED
Federal Home Loan Mortgage
Corp. Unsec. Nts.:
2.375%, 4/15/06                                       $ 5,000,000    $ 4,958,620
2.75%, 8/15/06                                          2,260,000      2,245,561
4.50%, 1/15/13                                          2,075,000      2,001,989
4.875%, 3/15/07-11/15/13                                6,540,000      6,704,957
5.50%, 7/15/06                                          8,865,000      9,281,522
--------------------------------------------------------------------------------
Federal National Mortgage
Assn. Unsec. Nts.:
1.80%, 5/27/05                                          1,390,000      1,384,899
2.50%, 6/15/06                                          2,715,000      2,690,304
2.68%, 9/28/05                                          1,400,000      1,401,634
3.01%, 6/2/06                                           1,400,000      1,400,640
3.125%, 7/15/06                                         1,440,000      1,442,557
4.25%, 7/15/07                                          8,840,000      9,009,436
6%, 5/15/11                                             2,600,000      2,795,502
7.25%, 1/15/10-5/15/30                                  6,310,000      7,252,444
--------------------------------------------------------------------------------
Resolution Funding Corp.
Federal Book Entry
Principal Strips, 5.85%, 1/15/21 8                      1,220,000        477,146
--------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
Series C, 4.75%, 8/1/13                                   650,000        635,373
Series C, 6%, 3/15/13                                     625,000        668,024
--------------------------------------------------------------------------------
U.S. Treasury Bonds:
8.875%, 8/15/17 9                                       1,630,000      2,234,055
9.25%, 2/15/16                                            208,000        288,803
STRIPS, 4.20%, 2/15/11 8                                  900,000        675,950
STRIPS, 4.60%, 2/15/16 8,10                               491,000        270,989
--------------------------------------------------------------------------------
United States (Government of) Gtd.
Israel Aid Bonds, 5.50%, 12/4/23                          960,000        946,550
                                                                    ------------
Total U.S. Government Obligations
(Cost $61,272,850)                                                    60,089,059

--------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--25.0%
--------------------------------------------------------------------------------
ARGENTINA--0.9%
Argentina (Republic of) Bonds:
1.234%, 8/3/12 2                                        7,250,000      4,773,190
1.389%, 5/3/05 2                                           56,000         54,476
Series PRE8, 2%, 1/3/10 1,3,11 [ARP]                    1,980,000        802,205
Series PR12, 2%, 1/3/16 1,3,11 [ARP]                    1,335,300        433,028
--------------------------------------------------------------------------------
Argentina (Republic of)
Disc. Bonds, 3/31/23 1,3                                  260,000        137,800
--------------------------------------------------------------------------------
Argentina (Republic of) Letras del
Banco Central de la Republica
Treasury Bills, 14.75%, 10/8/04 8 [ARP]                    17,000          5,688
--------------------------------------------------------------------------------
Argentina (Republic of) Par Bonds,
3/31/23 3,11                                              565,000        288,150
--------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds,
Bonos de Consolidacion de Deudas,
Series PBA1, 4/1/07 1,3 [ARP]                              73,046         28,325
                                                                    ------------
                                                                       6,522,862


                     8 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                        PRINCIPAL   MARKET VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
AUSTRIA--0.9%
Austria (Republic of) Bonds,
6.25%, 7/15/27 [EUR]                                    3,480,000    $ 5,017,137
--------------------------------------------------------------------------------
Austria (Republic of) Nts.,
Series 98-1, 5%, 1/15/08 [EUR]                          1,095,000      1,407,903
                                                                     -----------
                                                                       6,425,040

--------------------------------------------------------------------------------
BELGIUM--1.5%
Belgium (Kingdom of) Bonds:
5%, 9/28/11 [EUR]                                         540,000        693,980
Series 19, 6.50%, 3/31/05 [EUR]                         1,180,000      1,480,152
Series 26, 6.25%, 3/28/07 [EUR]                         2,170,000      2,858,734
Series 28, 5.75%, 3/28/08 [EUR]                           755,000        993,802
Series 32, 3.75%, 3/28/09 [EUR]                         2,905,000      3,552,040
Series 35, 5.75%, 9/28/10 [EUR]                         1,050,000      1,404,592
                                                                     -----------
                                                                      10,983,300

--------------------------------------------------------------------------------
BRAZIL--0.3%
Brazil (Federal Republic of) Bonds,
Series 15 yr., 2.125%, 4/15/09 2                           14,707         13,456
--------------------------------------------------------------------------------
Brazil (Federal Republic of) Debt
Capitalization Bonds, Series 20 yr.,
8%, 4/15/14                                             1,718,108      1,581,733
--------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec.
Unsub. Bonds, Cl. B, 8.875%, 4/15/24                      958,000        780,770
                                                                     -----------
                                                                       2,375,959

--------------------------------------------------------------------------------
BULGARIA--0.3%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                            800,000        934,000
8.25%, 1/15/15 7                                          800,000        934,000
                                                                     -----------
                                                                       1,868,000

--------------------------------------------------------------------------------
COLOMBIA--0.1%
Colombia (Republic of) Bonds,
10.75%, 1/15/13                                           260,000        278,200
--------------------------------------------------------------------------------
Colombia (Republic of) Unsec.
Unsub. Bonds, 8.375%, 2/15/27                             615,000        501,225
                                                                     -----------
                                                                         779,425

--------------------------------------------------------------------------------
DENMARK--0.3%
Denmark (Kingdom of) Nts., 4%,
8/15/08 [DKK]                                          12,675,000      2,106,881
--------------------------------------------------------------------------------
FINLAND--0.0%
Finland (Republic of) Sr. Unsec.
Unsub. Bonds, 2.75%, 7/4/06 [EUR]                         220,000        267,758
--------------------------------------------------------------------------------
FRANCE--1.4%
France (Government of) Obligations
Assimilables du Tresor Bonds:
5.50%, 10/25/07 [EUR]                                   1,080,000      1,407,143
5.50%, 10/25/10 [EUR]                                   1,585,000      2,099,631
5.75%, 10/25/32 [EUR]                                   3,300,000      4,515,087

                                                        PRINCIPAL   MARKET VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
FRANCE CONTINUED
France (Government of)
Treasury Nts.:
3 yr., 3.50%, 1/12/05 [EUR]                             1,460,000    $ 1,788,921
5 yr., 4.75%, 7/12/07 [EUR]                               120,000        152,829
                                                                     -----------
                                                                       9,963,611

--------------------------------------------------------------------------------
GERMANY--4.6%
Germany (Republic of) Bonds:
2%, 6/17/05 [EUR]                                       2,120,000      2,571,818
5.375%, 1/4/10 [EUR]                                    1,285,000      1,687,920
Series 01, 5%, 7/4/11 [EUR]                             3,685,000      4,748,322
Series 140, 4.50%, 8/17/07 [EUR]                        1,395,000      1,763,164
Series 143, 3.50%, 10/10/08 [EUR]                      18,100,000     22,026,872
                                                                     -----------
                                                                      32,798,096

--------------------------------------------------------------------------------
GREAT BRITAIN--2.1%
United Kingdom Treasury Nts.,
4%, 3/7/09 [GBP]                                        8,510,000     14,784,701
--------------------------------------------------------------------------------
GREECE--1.1%
Greece (Republic of) Bonds:
3.50%, 4/18/08 [EUR]                                    1,055,000      1,286,839
4.60%, 5/20/13 [EUR]                                    1,545,000      1,905,542
5.35%, 5/18/11 [EUR]                                    2,035,000      2,656,808
--------------------------------------------------------------------------------
Greece (Republic of) Sr. Unsub.
Bonds, 4.65%, 4/19/07 [EUR]                             1,610,000      2,040,900
                                                                     -----------
                                                                       7,890,089

--------------------------------------------------------------------------------
GUATEMALA--0.1%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 7                                         250,000        281,250
10.25%, 11/8/11                                            95,000        106,875
                                                                     -----------
                                                                         388,125

--------------------------------------------------------------------------------
IRELAND--0.2%
Ireland (Republic of)
Treasury Bonds, 3.25%, 4/18/09 [EUR]                    1,045,000      1,248,387

--------------------------------------------------------------------------------
ITALY--1.8%
Italy (Republic of) Treasury Bonds,
Buoni del Tesoro Poliennali:
4%, 3/1/05 [EUR]                                          520,000        640,250
4.50%, 3/1/07 [EUR]                                     1,150,000      1,452,595
5%, 10/15/07 [EUR]                                      5,080,000      6,520,515
5%, 2/1/12 [EUR]                                        1,030,000      1,322,323
5.25%, 12/15/05 [EUR]                                   2,590,000      3,270,866
                                                                     -----------
                                                                      13,206,549

--------------------------------------------------------------------------------
IVORY COAST--0.0%
Ivory Coast (Government of)
Past Due Interest Bonds,
3/29/18 1,3,11, [FRF]                                   2,194,500         63,090
--------------------------------------------------------------------------------
JAPAN--1.9%
Japan (Government of) Bonds, 5 yr.,
Series 14, 0.40%, 6/20/06 [JPY]                     1,492,000,000     13,734,973


                     9 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                        PRINCIPAL   MARKET VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
KOREA, REPUBLIC OF SOUTH--0.3%
Korea (Republic of) Bonds,
8.875%, 4/15/08                                     $   1,170,000   $  1,360,476
--------------------------------------------------------------------------------
Korea (Republic of) Nts.,
4.25%, 6/1/13                                             780,000        718,692
                                                                    ------------
                                                                       2,079,168

--------------------------------------------------------------------------------
MEXICO--0.6%
United Mexican States Bonds:
7.50%, 4/8/33                                             930,000        902,565
8.30%, 8/15/31                                            400,000        420,000
Series M20, 8%, 12/7/23 [MXN]                          23,040,000      1,474,432
--------------------------------------------------------------------------------
United Mexican States Unsec.
Unsub. Nts., Series 6BR, 6.75%,
6/6/06 [JPY]                                          155,000,000      1,579,050
                                                                    ------------
                                                                       4,376,047

--------------------------------------------------------------------------------
NIGERIA--0.1%
Central Bank of Nigeria Gtd. Bonds,
Series WW, 6.25%, 11/15/20                                275,000        234,438
--------------------------------------------------------------------------------
Nigeria (Federal Republic of)
Promissory Nts., Series RC,
5.092%, 1/5/10                                            253,833        224,156
                                                                    ------------
                                                                         458,594

--------------------------------------------------------------------------------
PERU--0.1%
Peru (Republic of) Sr. Nts.,
4.53%, 2/28/16 8                                        1,554,327        846,020
--------------------------------------------------------------------------------
PHILIPPINES--0.1%
Philippines (Republic of) Bonds,
8.375%, 2/15/11                                           438,000        434,567
--------------------------------------------------------------------------------
POLAND--0.6%
Poland (Republic of) Bonds,
Series 0K0805, 5.26%, 8/12/05 8 [PLZ]                  17,265,000      4,335,513
--------------------------------------------------------------------------------
PORTUGAL--0.7%
Portugal (Republic of) Obrig Do
Tes Medio Prazo Nts., 4.875%,
8/17/07 [EUR]                                           1,620,000      2,068,891
--------------------------------------------------------------------------------
Portugal (Republic of) Obrig Do
Tes Medio Prazo Unsec. Unsub.
Bonds, 5.85%, 5/20/10 [EUR]                             2,450,000      3,288,694
                                                                    ------------
                                                                       5,357,585

--------------------------------------------------------------------------------
RUSSIA--2.1%
Ministry Finance of Russia Debs.:
Series V, 3%, 5/14/08                                   2,955,000      2,596,523
Series VI, 3%, 5/14/06                                  1,980,000      1,916,145
--------------------------------------------------------------------------------
Russian Federation Unsec.
Unsub. Bonds, 5%, 3/31/30 7                                 5,000          4,591
--------------------------------------------------------------------------------
Russian Federation Unsec.
Unsub. Nts.:
8.75%, 7/24/05                                          3,360,000      3,549,840
10%, 6/26/07                                            2,590,000      2,910,513

                                                        PRINCIPAL   MARKET VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
RUSSIA CONTINUED
Russian Federation Unsub. Nts.,
5%, 3/31/30 2                                       $   4,754,875   $  4,349,225
                                                                    ------------
                                                                      15,326,837

--------------------------------------------------------------------------------
SOUTH AFRICA--0.2%
South Africa (Republic of) Unsec.
Nts., 8.375%, 10/17/06                                  1,415,000      1,549,425
--------------------------------------------------------------------------------
SPAIN--1.6%
Spain (Kingdom of) Bonds, Bonos
y Obligacion del Estado:
5.35%, 10/31/11 [EUR]                                   3,695,000      4,859,457
5.75%, 7/30/32 [EUR]                                    2,530,000      3,454,826
--------------------------------------------------------------------------------
Spain (Kingdom of) Treasury Bills,
2%, 8/20/04 8 [EUR]                                     2,705,000      3,281,833
                                                                    ------------
                                                                      11,596,116

--------------------------------------------------------------------------------
SWEDEN--0.2%
Sweden (Kingdom of) Bonds,
Series 1043, 5%, 1/28/09 [SEK]                         10,720,000      1,481,859
--------------------------------------------------------------------------------
THE NETHERLANDS--0.7%
Netherlands
(Kingdom of the) Bonds:
5%, 7/15/11 [EUR]                                       1,615,000      2,081,408
5.50%, 1/15/28 [EUR]                                    2,340,000      3,083,259
                                                                    ------------
                                                                       5,164,667

--------------------------------------------------------------------------------
TURKEY--0.2%
Turkey (Republic of) Nts., 7.20%,
2/16/06 [JPY]                                         125,000,000      1,214,315
                                                                    ------------
Total Foreign Government
Obligations (Cost $178,542,352)                                      179,627,559

--------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.7%
--------------------------------------------------------------------------------
Algeria (Republic of) Loan
Participation Nts., 2%, 3/4/10 1,2                        466,000        459,593
--------------------------------------------------------------------------------
Deutsche Bank AG:
Indonesia (Republic of) Rupiah
Loan Participation Nts.,
2.636%, 1/25/06 1,2                                     1,490,000      1,402,239
Indonesia (Republic of) Rupiah
Loan Participation Nts.,
2.636%, 3/21/05 1,2                                     1,330,000      1,300,873
OAO Gazprom Loan Participation
Nts., 6.50%, 8/4/05 1                                   1,520,000      1,558,431
                                                                    ------------
Total Loan Participations
(Cost $4,602,761)                                                      4,721,136

--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--29.5%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.1%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.5%
Collins & Aikman
Floorcoverings, Inc., 9.75%
Sr. Sub. Nts., Series B, 2/15/10                          200,000        204,000


                    10 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                        PRINCIPAL   MARKET VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
AUTO COMPONENTS Continued
Collins & Aikman Products Co.,
10.75% Sr. Nts., 12/31/11                              $  419,000    $   423,190
--------------------------------------------------------------------------------
Dana Corp.:
9% Unsec. Nts., 8/15/11                                   420,000        493,500
10.125% Nts., 3/15/10                                     200,000        227,500
--------------------------------------------------------------------------------
Dura Operating Corp.:
9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]                  200,000        233,597
9% Sr. Unsec. Sub. Nts.,
Series D, 5/1/09                                          500,000        492,500
--------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75%
Sr. Nts., 9/1/13                                          300,000        324,000
--------------------------------------------------------------------------------
Metaldyne Corp.:
10% Sr. Nts., 11/1/13 7                                   200,000        197,000
11% Sr. Sub. Nts., 6/15/12                                300,000        256,500
--------------------------------------------------------------------------------
Stoneridge, Inc., 11.50%
Sr. Nts., 5/1/12                                          600,000        709,500
--------------------------------------------------------------------------------
Tenneco Automotive, Inc.,
10.25% Sr. Sec. Nts., Series B, 7/15/13                   150,000        170,250
--------------------------------------------------------------------------------
United Components, Inc.,
9.375% Sr. Sub. Nts., 6/15/13                             200,000        205,000
                                                                     -----------
                                                                       3,936,537

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.8%
American Casino & Entertainment,
7.85% Sr. Sec Nts., 2/1/12 7                              500,000        510,000
--------------------------------------------------------------------------------
Apcoa, Inc., 9.25% Sr. Unsec. Sub.
Nts., 3/15/08 1                                           100,000         90,500
--------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub.
Nts., 8/15/11                                             850,000        945,625
--------------------------------------------------------------------------------
Boca Resorts, Inc., 9.875% Sr. Sub.
Nts., 4/15/09                                             450,000        475,875
--------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub.
Nts., 4/15/12                                             300,000        321,000
--------------------------------------------------------------------------------
Coast Hotels & Casinos, Inc., 9.50%
Sr. Unsec. Sub. Nts., 4/1/09 1                            300,000        316,500
--------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec.
Sub. Nts., 7/1/11                                         750,000        798,750
--------------------------------------------------------------------------------
Gaylord Entertainment Co., 8%
Sr. Nts., 11/15/13 7                                      300,000        305,625
--------------------------------------------------------------------------------
Hilton Hotels Corp., 7.625% Nts.,
12/1/12                                                   600,000        648,000
--------------------------------------------------------------------------------
Hollywood Park, Inc., 9.25% Sr.
Unsec. Sub. Nts., Series B, 2/15/07                       325,000        334,750
--------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr.
Unsec. Nts., 10/15/13                                     625,000        614,063
--------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Sub. Nts., 3/1/14 7                                400,000        373,000
9% Sr. Sub. Nts., 3/15/12                                 500,000        541,250
--------------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., 8.875% Sr. Nts.,
Series B, 5/15/12                                         300,000        327,000

                                                        PRINCIPAL   MARKET VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Mandalay Resort Group, 10.25% Sr.
Unsec. Sub. Nts., Series B, 8/1/07                  $     650,000   $    724,750
--------------------------------------------------------------------------------
MGM Mirage, Inc.:
8.375% Sr. Unsec. Sub. Nts., 2/1/11 9                   1,200,000      1,260,000
9.75% Sr. Unsec. Sub. Nts., 6/1/07                        350,000        384,125
--------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.375% Sr. Sub. Nts., 7/15/09                             250,000        251,875
8% Sr. Sub. Nts., 4/1/12                                  400,000        428,000
8.375% Sr. Sub. Nts., 7/1/11                              600,000        651,000
--------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                             200,000        212,000
9.375% Sr. Unsec. Sub. Nts., 2/15/07                      800,000        871,000
--------------------------------------------------------------------------------
Pinnacle Entertainment, Inc.,
8.25% Sr. Sub. Nts., 3/15/12 7                            500,000        481,250
--------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts.,
3/15/08 1,3,11                                            250,000             --
--------------------------------------------------------------------------------
Prime Hospitality Corp.,
8.375% Sr. Sub. Nts., 5/1/12                              400,000        415,000
--------------------------------------------------------------------------------
River Rock Entertainment LLC,
9.75% Sr. Nts., 11/1/11 7                                 300,000        328,500
--------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.,
8.75% Sr. Unsub. Nts., 2/2/11                             300,000        333,750
--------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Nts., 2/1/10                                   800,000        796,000
9.625% Sr. Nts., 6/1/14 7                                  19,000         19,000
9.75% Sr. Nts., 4/15/13                                 1,000,000      1,010,000
--------------------------------------------------------------------------------
Starwood Hotels & Resorts
Worldwide, Inc., 7.875%
Sr. Nts., 5/1/12                                          900,000        967,500
--------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                        800,000        774,000
9.875% Sr. Unsec. Sub. Nts., 7/1/10 1                   1,000,000      1,106,250
--------------------------------------------------------------------------------
Sun International Hotels Ltd.,
8.875% Sr. Unsec Sub. Nts., 8/15/11                       700,000        750,750
--------------------------------------------------------------------------------
Trump Casino Holdings LLC/
Trump Casino Funding, Inc.,
11.625% Sr. Sec. Nts., 3/15/10                            369,000        380,070
--------------------------------------------------------------------------------
Universal City Development
Partners Ltd., 11.75% Sr. Nts., 4/1/10                    500,000        581,250
--------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75%
Sr. Sub. Nts., 2/15/14                                    500,000        476,250
--------------------------------------------------------------------------------
Venetian Casino Resort
LLC/Las Vegas Sands, Inc.,
11% Sec. Nts., 6/15/10                                    400,000        464,000
                                                                     -----------
                                                                      20,268,258

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.8%
Beazer Homes USA, Inc., 8.375%
Sr. Nts., 4/15/12                                         400,000        424,000
--------------------------------------------------------------------------------
Blount, Inc., 13% Sr. Sub. Nts., 8/1/09                   300,000        322,875


                    11 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                        PRINCIPAL   MARKET VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
D.R. Horton, Inc.:
9.375% Sr. Unsec. Sub. Nts., 3/15/11                   $  400,000     $  443,500
9.75% Sr. Sub. Nts., 9/15/10                              400,000        465,500
--------------------------------------------------------------------------------
KB Home:
7.75% Sr. Nts., 10/15/04                                  300,000        305,250
8.625% Sr. Sub. Nts., 12/15/08                            250,000        270,000
9.50% Sr. Unsec. Sub. Nts., 2/15/11                       400,000        443,000
--------------------------------------------------------------------------------
Meritage Corp., 9.75%
Sr. Unsec. Nts., 6/1/11                                   350,000        386,750
--------------------------------------------------------------------------------
Salton, Inc., 10.75%
Sr. Unsec. Sub. Nts., 12/15/05                            175,000        152,250
--------------------------------------------------------------------------------
Sealy Mattress Co.,
8.25% Sr. Sub. Nts., 6/15/14 7                            450,000        454,500
--------------------------------------------------------------------------------
Standard Pacific Corp.,
9.25% Sr. Sub. Nts., 4/15/12                              200,000        216,000
--------------------------------------------------------------------------------
WCI Communities, Inc.,
9.125% Sr. Sub. Nts., 5/1/12                              300,000        325,500
--------------------------------------------------------------------------------
William Lyon Homes, Inc.,
10.75% Sr. Nts., 4/1/13 1                                 400,000        444,000
--------------------------------------------------------------------------------
Williams Scotsman, Inc.,
9.875% Sr. Unsec. Nts., 6/1/07                            800,000        798,000
                                                                      ----------
                                                                       5,451,125

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
K2 Corp., 7.375% Sr. Nts., 7/1/14 4,7                     200,000        204,500
--------------------------------------------------------------------------------
Remington Arms Co., Inc., 10.50%
Sr. Unsec. Nts., 2/1/11                                   200,000        195,000
                                                                      ----------
                                                                         399,500

--------------------------------------------------------------------------------
MEDIA--4.1%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 3,11                       350,000        335,125
10.25% Sr. Unsec. Nts., 11/1/06 3,11                      400,000        398,000
10.25% Sr. Unsec. Sub. Nts.,
6/15/11 3,11                                              200,000        206,000
10.875% Sr. Unsec. Nts., 10/1/10 3,11                     400,000        406,000
--------------------------------------------------------------------------------
Allbritton Communications Co.,
7.75% Sr. Unsec Sub. Nts., 12/15/12                     1,200,000      1,188,000
--------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Sub. Nts., 3/1/14 7                                650,000        624,000
9.50% Sr. Unsec. Sub. Nts., 2/1/11                        360,000        376,200
--------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts.,
1/15/11                                                   150,000        145,875
10.25% Sr. Unsec. Sub. Nts.,
Series B, 5/1/09                                          200,000        208,500
--------------------------------------------------------------------------------
Block Communications, Inc.,
9.25% Sr. Sub. Nts., 4/15/09                              400,000        422,000
--------------------------------------------------------------------------------
Carmike Cinemas, Inc., 7.50%
Sr. Sub. Nts., 2/15/14 7                                  500,000        480,000

                                                        PRINCIPAL   MARKET VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA CONTINUED
Charter Communications Holdings
LLC/Charter Communications
Holdings Capital Corp.:
0%/11.75% Sr. Unsec.
Sub. Disc. Nts., 5/15/11 13                         $     925,000   $    603,563
8.375% Sr. Nts., Second Lien,
4/30/14 7                                                 750,000        729,375
8.625% Sr. Unsec. Nts., 4/1/09                          2,000,000      1,605,000
9.92% Sr. Unsec. Disc. Nts., 4/1/11                     1,150,000        914,250
10% Sr. Unsec. Sub. Nts., 5/15/11                          19,000         15,153
10.75% Sr. Unsec. Nts., 10/1/09                         1,100,000        929,500
11.125% Sr. Unsec. Nts., 1/15/11                          500,000        422,500
--------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr.
Unsec. Sub. Nts., 2/1/13                                  300,000        328,875
--------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75%
Sr. Disc. Nts., 3/15/14 7,13                              500,000        328,750
--------------------------------------------------------------------------------
Corus Entertainment, Inc.,
8.75% Sr. Sub. Nts., 3/1/12                               300,000        322,125
--------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625%
Sr. Unsec. Unsub. Nts., Series B, 4/1/11                1,300,000      1,309,750
--------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV
Financing Co., Inc., 8.375% Sr.
Unsec. Nts., 3/15/13                                    1,800,000      2,000,250
--------------------------------------------------------------------------------
EchoStar DBS Corp.:
9.125% Sr. Nts., 1/15/09                                1,075,000      1,183,844
10.375% Sr. Unsec. Nts., 10/1/07                          800,000        859,000
--------------------------------------------------------------------------------
Emmis Operating Co., 6.875%
Sr. Sub. Nts., 5/15/12 7                                  600,000        591,000
--------------------------------------------------------------------------------
Entravision Communications Corp.,
8.125% Sr. Sub. Nts., 3/15/09                             400,000        414,500
--------------------------------------------------------------------------------
Granite Broadcasting Corp.,
9.75% Sr. Sec. Nts., 12/1/10                              619,000        578,765
--------------------------------------------------------------------------------
Hollinger International Publishing,
Inc., 9% Sr. Unsec. Nts., 12/15/10                        700,000        812,000
--------------------------------------------------------------------------------
Houghton Mifflin Co.:
8.25% Sr. Unsec. Nts., 2/1/11                             400,000        402,000
9.875% Sr. Sub. Nts., 2/1/13                               19,000         19,095
--------------------------------------------------------------------------------
Insight Midwest LP/Insight
Capital, Inc., 9.75% Sr. Nts., 10/1/09                    200,000        212,000
--------------------------------------------------------------------------------
Kabel Deutschland GmbH,10.625%
Sr. Nts., 7/1/14 4,7                                      300,000        309,750
--------------------------------------------------------------------------------
Lin Television Corp., 6.50%
Sr. Sub. Nts., 5/15/13                                    400,000        388,000
--------------------------------------------------------------------------------
LodgeNet Entertainment Corp.,
9.50% Sr. Sub. Debs., 6/15/13                             200,000        219,500
--------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital
Corp., 9.50% Sr. Unsec. Nts.,
1/15/13                                                   969,000        939,930
--------------------------------------------------------------------------------
MediaNews Group, Inc., 6.375%
Sr. Sub. Nts., 4/1/14                                     800,000        732,000
--------------------------------------------------------------------------------
News America Holdings, Inc.,
8.875% Sr. Debs., 4/26/23                                 625,000        782,776


                    12 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                        PRINCIPAL   MARKET VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
PanAmSat Corp., 8.50%
Sr. Unsec. Nts., 2/1/12                                $  900,000    $ 1,026,000
--------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13 7                                    900,000        850,500
8.875% Sr. Unsec. Nts., 5/15/11                            19,000         18,905
--------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I,
10.875% Sr. Sub. Nts., 12/15/12 7                         400,000        466,000
--------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec.
Sub. Nts., Series B, 7/1/11                               600,000        657,750
--------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54%
Debs., 9/30/27 [CAD]                                      340,000        245,982
--------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                        1,050,000      1,078,875
8.75% Sr. Sub. Nts., 12/15/11                             300,000        322,500
--------------------------------------------------------------------------------
Spanish Broadcasting System, Inc.,
9.625% Sr. Unsec Sub. Nts., 11/1/09                       800,000        848,000
--------------------------------------------------------------------------------
Vertis, Inc., 9.75% Sr. Sec. Nts., 4/1/09                 200,000        216,000
--------------------------------------------------------------------------------
Vivendi Universal SA,9.25% Sr. Nts.,
4/15/10                                                   350,000        413,683
--------------------------------------------------------------------------------
Von Hoffmann Corp., 10.25%
Sr. Unsec. Nts., 3/15/09                                  200,000        206,750
--------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader
Corp./CompassLearning, Inc., 12.75%
Sr. Sub. Nts., 11/15/09                                   500,000        458,125
                                                                     -----------
                                                                      29,552,021

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.1%
Saks, Inc.:
8.25% Sr. Unsec. Nts., 11/15/08                           700,000        761,250
9.875% Nts., 10/1/11                                      200,000        233,500
                                                                     -----------
                                                                         994,750

--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.4%
Asbury Automotive Group, Inc.,
9% Sr. Sub. Nts., 6/15/12                                 300,000        307,500
--------------------------------------------------------------------------------
Atlantic Broadband Finance LLC,
9.375% Sr. Sub. Nts., 1/15/14 7                           250,000        237,500
--------------------------------------------------------------------------------
AutoNation, Inc., 9% Sr. Unsec. Nts.,
8/1/08                                                    500,000        567,500
--------------------------------------------------------------------------------
CSK Auto, Inc., 7% Sr. Sub. Nts.,
1/15/14 7                                                 500,000        478,750
--------------------------------------------------------------------------------
Eye Care Centers of America, Inc.,
9.125% Sr. Unsec Sub. Nts., 5/1/08                        200,000        203,000
--------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375%
Sr. Nts., 6/1/12 7                                        400,000        417,000
--------------------------------------------------------------------------------
Hollywood Entertainment Corp.,
9.625% Sr. Sub. Nts., 3/15/11                             300,000        346,500
--------------------------------------------------------------------------------
Petco Animal Supplies, Inc.,
10.75% Sr. Sub. Nts., 11/1/11                             200,000        225,000

                                                        PRINCIPAL   MARKET VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL CONTINUED
Rent-A-Center, Inc., 7.50% Sr.
Unsec. Sub. Nts., Series B, 5/1/10                  $     150,000    $   154,500
                                                                     -----------
                                                                       2,937,250

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Broder Bros. Co., 11.25%
Sr. Unsec. Nts., 10/15/10                                 200,000        190,500
--------------------------------------------------------------------------------
Invista, Inc., 9.25% Sr. Nts., 5/1/12 7                   700,000        707,000
--------------------------------------------------------------------------------
Levi Strauss & Co., 12.25%
Sr. Nts., 12/15/12                                        600,000        594,000
--------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875%
Sr. Nts., 6/1/11 7                                        250,000        265,000
--------------------------------------------------------------------------------
Russell Corp.,9.25% Sr. Nts., 5/1/10                      200,000        213,500
                                                                     -----------
                                                                       1,970,000

--------------------------------------------------------------------------------
CONSUMER STAPLES--1.1%
--------------------------------------------------------------------------------
BEVERAGES--0.0%
Constellation Brands, Inc.,
8.125% Sr. Sub. Nts., 1/15/12                             300,000        321,000
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.2%
Great Atlantic & Pacific Tea Co.,
Inc. (The), 9.125% Sr. Nts., 12/15/11                     419,000        358,245
--------------------------------------------------------------------------------
Ingles Markets, Inc., 8.875%
Sr. Unsec. Sub. Nts., 12/1/11                              19,000         19,618
--------------------------------------------------------------------------------
Real Time Data Co., 13%
Disc. Nts., 5/31/09 1,3,11,14                             142,981             --
--------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                              450,000        475,875
9.50% Sr. Sec. Nts., 2/15/11                              200,000        221,500
                                                                     -----------
                                                                       1,075,238

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.7%
American Seafoods Group LLC,
10.125% Sr. Sub. Nts., 4/15/10                            200,000        240,000
--------------------------------------------------------------------------------
Burns Philp Capital Property Ltd.,
9.75% Sr. Unsec Sub. Nts., 7/15/12                        450,000        468,000
--------------------------------------------------------------------------------
Del Monte Corp.,8.625%
Sr. Sub. Nts., 12/15/12                                   400,000        433,000
--------------------------------------------------------------------------------
Doane Pet Care Co.:
9.75% Sr. Unsec. Sub. Nts., 5/15/07                       600,000        556,500
10.75% Sr. Nts., 3/1/10                                   350,000        371,000
--------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                   400,000        421,000
8.875% Sr. Unsec. Nts., 3/15/11                           200,000        212,500
--------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25%
Sr. Unsec. Sub. Nts., 10/1/11 1                           200,000        219,000
--------------------------------------------------------------------------------
Pinnacle Foods Holding Corp.:
8.25% Sr. Sub. Nts., 12/1/13 7                            200,000        194,000
8.25% Sr. Sub. Nts., 12/1/13 7                            400,000        388,000
--------------------------------------------------------------------------------
Smithfield Foods, Inc., 7.625%
Sr. Unsec. Sub. Nts., 2/15/08                             400,000        422,000


                    13 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                        PRINCIPAL   MARKET VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
FOOD PRODUCTS Continued
Tembec Industries, Inc., 8.50% Sr.
Unsec. Nts., 2/1/11                                    $   19,000    $    19,285
--------------------------------------------------------------------------------
United Biscuits Finance plc,
10.75% Sr. Sub. Nts., 4/15/11 1 [GBP]                     400,000        768,924
                                                                     -----------
                                                                       4,713,209

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.2%
AKI, Inc., 10.50% Sr. Unsec.
Nts., 7/1/08                                              350,000        361,375
--------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11 7                                500,000        523,125
9.375% Sr. Unsec. Sub. Nts., 6/1/11                       500,000        488,750
--------------------------------------------------------------------------------
Styling Technology Corp., 10.875%
Sr. Unsec. Sub. Nts., 7/1/08 1, 3,11                       70,000             --
                                                                     -----------
                                                                       1,373,250

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.0%
Elizabeth Arden, Inc., 7.75% Sr. Sub.
Nts., 1/15/14 7                                           175,000        178,938
--------------------------------------------------------------------------------
ENERGY--3.0%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.5%
Dresser, Inc., 9.375% Sr. Sub. Nts.,
4/15/11                                                   300,000        322,500
--------------------------------------------------------------------------------
Hanover Compress Co., 8.625%
Sr. Nts., 12/15/10                                        300,000        312,000
--------------------------------------------------------------------------------
Hanover Equipment Trust 2001A,
8.50% Sr. Sec. Nts., Series A, 9/1/08                     500,000        531,250
--------------------------------------------------------------------------------
Hornbeck-Leevac Marine Services,
Inc., 10.625% Sr. Nts., 8/1/08                          1,000,000      1,096,250
--------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25%
Sr. Sec. Nts., 6/1/08                                     700,000        696,500
--------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375%
Sr. Nts., 5/1/09                                          200,000        211,000
--------------------------------------------------------------------------------
Universal Compression, Inc., 7.25%
Sr. Unsec. Sub. Nts., 5/15/10                             400,000        415,000
                                                                     -----------
                                                                       3,584,500

--------------------------------------------------------------------------------
OIL & GAS--2.5%
Belden & Blake Corp., 9.875%
Sr. Sub. Nts., 6/15/07                                    450,000        462,375
--------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%
Sr. Unsec. Nts., 1/15/16                                  672,000        658,560
--------------------------------------------------------------------------------
El Paso Corp., 7.875%
Sr. Unsec. Nts., 6/15/12                                  419,000        378,148
--------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts.,
7/15/11                                                   200,000        179,500
--------------------------------------------------------------------------------
El Paso Production Holding Co.,
7.75% Sr. Unsec. Nts., 6/1/13                           1,200,000      1,107,000
--------------------------------------------------------------------------------
EXCO Resources, Inc., 7.25%
Sr. Nts., 1/15/11                                         400,000        408,000

                                                        PRINCIPAL   MARKET VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS CONTINUED
Forest Oil Corp., 7.75%
Sr. Nts., 5/1/14                                    $     300,000   $    307,500
--------------------------------------------------------------------------------
Frontier Oil Corp., 11.75%
Sr. Nts., 11/15/09                                        400,000        439,000
--------------------------------------------------------------------------------
GulfTerra Energy Partners LP:
8.50% Sr. Unsec. Sub. Nts.,
Series B, 6/1/10                                          216,000        235,980
10.625% Sr. Sub. Nts., 12/1/12                            235,000        280,825
--------------------------------------------------------------------------------
Newfield Exploration Co.,
8.375% Sr. Sub. Nts., 8/15/12                             500,000        545,000
--------------------------------------------------------------------------------
Paramount Resources Ltd.,
7.875% Sr. Nts., 11/1/10                                  400,000        384,000
--------------------------------------------------------------------------------
Pemex Project Funding Master Trust:
6.625% Nts., 4/4/10 [EUR]                                 690,000        884,611
8.50% Unsub. Nts., 2/15/08                                420,000        464,100
--------------------------------------------------------------------------------
Pioneer Natural Resources Co.,
7.50% Sr. Nts., 4/15/12                                   600,000        680,473
--------------------------------------------------------------------------------
Plains Exploration & Production
Co., 7.125% Sr. Nts., 6/15/14 7                           300,000        306,750
--------------------------------------------------------------------------------
Premcor Refining Group, Inc.:
6.75% Sr. Nts., 5/1/14                                    350,000        348,250
9.50% Sr. Nts., 2/1/13                                    900,000      1,041,750
--------------------------------------------------------------------------------
Range Resources Corp.,
7.375% Sr. Sub. Nts., 7/15/13 7                           200,000        200,000
--------------------------------------------------------------------------------
Southern Natural Gas Co., 8%
Sr. Unsub. Nts., 3/1/32                                   300,000        283,500
--------------------------------------------------------------------------------
Tennessee Gas Pipeline Co.,
7.50% Bonds, 4/1/17                                     1,800,000      1,764,000
--------------------------------------------------------------------------------
Tesoro Petroleum Corp.:
8% Sr. Sec. Nts., 4/15/08                               1,000,000      1,075,000
9.625% Sr. Sub. Nts., 4/1/12                               19,000         21,423
--------------------------------------------------------------------------------
Westport Resources Corp., 8.25%
Sr. Unsec. Sub. Nts., 11/1/11                           1,200,000      1,363,500
--------------------------------------------------------------------------------
Whiting Petroleum Corp.,
7.25% Sr. Sub. Nts., 5/1/12                               400,000        398,000
--------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                     1,100,000      1,122,000
8.625% Sr. Nts., 6/1/10                                 1,650,000      1,823,250
--------------------------------------------------------------------------------
XTO Energy, Inc., 7.50%
Sr. Nts., 4/15/12                                         500,000        565,027
                                                                     -----------
                                                                      17,727,522

--------------------------------------------------------------------------------
FINANCIALS--0.9%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.2%
American Color Graphics, Inc.,
10% Sr. Sec. Nts., 6/15/10                                200,000        179,500
--------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg
SCA, 9.625% Sr. Sub. Nts., 6/15/14 7                      450,000        468,563
--------------------------------------------------------------------------------
Berry Plastics Corp., 10.75%
Sr. Sub. Nts., 7/15/12                                    750,000        836,250
                                                                     -----------
                                                                       1,484,313


                    14 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                        PRINCIPAL   MARKET VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS--0.1%
Bank Plus Corp., 12%
Sr. Nts., 7/18/07                                      $    7,000     $    7,543
--------------------------------------------------------------------------------
BankUnited Capital Trust,
10.25% Capital Securities, 12/31/26                       100,000        109,250
--------------------------------------------------------------------------------
Local Financial Corp.,
11% Sr. Nts., 9/8/04 1                                    150,000        152,250
--------------------------------------------------------------------------------
Ongko International Finance Co.
BV,  10.50% Sec. Nts., 3/29/10 1,3,11                      90,000            563
--------------------------------------------------------------------------------
Western Financial Bank, 9.625%
Unsec. Sub. Debs., 5/15/12                                500,000        552,500
                                                                      ----------
                                                                         822,106

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.1%
Global Cash Access LLC/Global
Cash Finance Corp., 8.75%
Sr. Sub. Nts., 3/15/12 7                                  275,000        287,375
--------------------------------------------------------------------------------
Noteco Ltd.:
7.02% Nts., Series B, 6/30/25 2 [GBP]                      45,000         68,142
7.538% Nts., Series A1,
6/30/15 2 [GBP]                                            53,000         94,674
--------------------------------------------------------------------------------
Pemex Project Funding Master
Trust, 7.375% Unsec. Unsub. Nts.,
12/15/14                                                  740,000        758,500
--------------------------------------------------------------------------------
SBS Agro Finance BV,
10.25% Bonds, 7/21/00 1,3,11                              339,000             --
                                                                      ----------
                                                                       1,208,691

--------------------------------------------------------------------------------
INSURANCE--0.1%
Arbor I Ltd., 17.02% Nts., 6/15/06 1,2                    500,000        510,250
--------------------------------------------------------------------------------
REAL ESTATE--0.4%
Felcor Lodging LP, 9%
Sr. Nts., 6/1/11                                          425,000        440,938
--------------------------------------------------------------------------------
HMH Properties, Inc., 7.875%
Sr. Nts., Series B, 8/1/08                                426,000        438,780
--------------------------------------------------------------------------------
Host Marriott LP, 9.50%
Sr. Nts., 1/15/07                                         400,000        439,000
--------------------------------------------------------------------------------
MeriStar Hospitality Corp.,
9.125% Sr. Unsec. Nts., 1/15/11                         1,319,000      1,338,785
                                                                      ----------
                                                                       2,657,503

--------------------------------------------------------------------------------
HEALTH CARE--1.6%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.1%
Polypore, Inc., 8.75%
Sr. Sub. Nts., 5/15/12 7                                  400,000        419,000
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.2%
Fisher Scientific International, Inc.,
8.125% Sr. Sub. Nts., 5/1/12                              261,000        280,575

                                                        PRINCIPAL   MARKET VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
HMP Equity Holdings Corp., Units
(each unit consists of $1,000
principal amount of 15.43% Sr. sec.
disc. nts., 5/15/08 and one warrant
to purchase 2.8094 shares of
Huntsman Corp.
common stock) 8,15                                  $     300,000   $    232,500
--------------------------------------------------------------------------------
Inverness Medical Innovations, Inc.,
8.75% Sr. Sub. Nts., 2/15/12 7                            350,000        359,625
--------------------------------------------------------------------------------
Sybron Dental Specialties, Inc.,
8.125% Sr. Sub. Nts., 6/15/12 1                           300,000        322,500
--------------------------------------------------------------------------------
Universal Hospital Services, Inc.,
10.125% Sr. Unsec. Nts., 11/1/11 1                        300,000        306,000
--------------------------------------------------------------------------------
Vanguard Health Systems, Inc.,
9.75% Sr. Unsec. Sub. Nts., 8/1/11                        300,000        326,250
                                                                      ----------
                                                                       1,827,450

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.2%
Alliance Imaging, Inc., 10.375%
Sr. Unsec. Sub. Nts., 4/15/11                              19,000         19,998
--------------------------------------------------------------------------------
AmeriPath, Inc., 10.50%
Sr. Unsec. Sub. Nts., 4/1/13                              300,000        304,500
--------------------------------------------------------------------------------
Beverly Enterprises, Inc., 7.875%
Sr. Sub. Nts., 6/15/14 7                                  300,000        296,625
--------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14 7                            300,000        283,500
9.50% Sr. Unsec. Sub. Nts., 7/1/10                        300,000        334,500
--------------------------------------------------------------------------------
Fresenius Medical Care Capital
Trust II, 7.875% Nts., 2/1/08                             900,000        951,750
--------------------------------------------------------------------------------
Fresenius Medical Care Capital
Trust III, 7.375% Nts., 2/1/08 1 [DEM]                     25,000         16,640
--------------------------------------------------------------------------------
Fresenius Medical Care
Capital Trust IV, 7.875% Trust
Preferred Nts., 6/15/11                                   600,000        639,000
--------------------------------------------------------------------------------
Genesis HealthCare Corp.,
8% Sr. Sub. Nts., 10/15/13 7                              200,000        205,000
--------------------------------------------------------------------------------
HCA, Inc., 6.30% Sr. Unsec.
Nts., 10/1/12                                             500,000        501,052
--------------------------------------------------------------------------------
HealthSouth Corp.:
7.625% Nts., 6/1/12                                     1,000,000        947,500
10.75% Sr. Unsec. Sub. Nts., 10/1/08                       19,000         19,665
--------------------------------------------------------------------------------
Magellan Health Services, Inc.,
9.375% Sr. Unsec. Nts., Series A,
11/15/08                                                  653,675        704,335
--------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec.
Sub. Nts., Series B, 8/15/12                              600,000        684,000
--------------------------------------------------------------------------------
NDCHealth Corp., 10.50%
Sr. Unsec. Sub. Nts., 12/1/12                             250,000        276,875


                    15 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                        PRINCIPAL   MARKET VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
PacifiCare Health Systems, Inc.,
10.75% Sr. Unsec. UnSub. Nts.,
6/1/09                                                 $  585,000     $  669,825
--------------------------------------------------------------------------------
Quintiles Transnational Corp.,
10% Sr. Sub. Nts., 10/1/13                                300,000        298,500
--------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                  494,000        434,720
7.375% Nts., 2/1/13                                        19,000         17,290
9.875% Sr. Nts., 7/1/14 7                                 250,000        255,625
--------------------------------------------------------------------------------
Triad Hospitals, Inc.:
7% Sr. Nts., 5/15/12                                      200,000        202,500
7% Sr. Sub. Nts., 11/15/13                                400,000        382,000
--------------------------------------------------------------------------------
US Oncology, Inc., 9.625%
Sr. Sub. Nts., 2/1/12                                     300,000        355,500
                                                                      ----------
                                                                       8,800,900

--------------------------------------------------------------------------------
PHARMACEUTICALS--0.1%
aaiPharma, Inc., 11%
Sr. Sub. Nts., 4/1/10                                     200,000        168,000
--------------------------------------------------------------------------------
Valeant Pharmaceuticals
International, Inc.,
7% Sr. Nts., 12/15/11 7                                   350,000        343,000
                                                                      ----------
                                                                         511,000

--------------------------------------------------------------------------------
INDUSTRIALS--3.2%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.4%
Alliant Techsystems, Inc.,
8.50% Sr. Unsec. Sub. Nts., 5/15/11                       300,000        325,500
--------------------------------------------------------------------------------
Argo-Tech Corp., 9.25% Sr. Nts.,
6/1/11 7                                                  200,000        207,000
--------------------------------------------------------------------------------
BE Aerospace, Inc.:
8.50% Sr. Unsec. Nts., 10/1/10                            200,000        211,500
8.875% Sr. Unsec. Sub. Nts., 5/1/11                       219,000        204,765
--------------------------------------------------------------------------------
K&F Industries, Inc., 9.625% Sr.
Unsec. Sub. Nts., 12/15/10                                225,000        247,781
--------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.,
7.625% Sr. Sub. Nts., 6/15/12                             300,000        318,000
--------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr.
Unsec. Sub. Nts., 12/15/12                                350,000        386,750
--------------------------------------------------------------------------------
TD Funding Corp., 8.375%
Sr. Sub. Nts., 7/15/11                                    400,000        408,000
--------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                  223,000        252,548
11% Sr. Sub. Nts., 2/15/13                                194,000        229,890
--------------------------------------------------------------------------------
Vought Aircraft Industries, Inc.,
8% Sr. Nts., 7/15/11 7                                    200,000        191,000
                                                                      ----------
                                                                       2,982,734

                                                        PRINCIPAL   MARKET VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.1%
Atlas Air, Inc.:
9.25% Sr. Nts., 4/15/08 3,11                        $     100,000     $   47,500
9.375% Sr. Unsec. Nts., 11/15/06 3,11                     650,000        308,750
                                                                      ----------
                                                                         356,250

--------------------------------------------------------------------------------
AIRLINES--0.1%
America West Airlines, Inc., 10.75%
Sr. Nts., 9/1/05                                          450,000        443,250
--------------------------------------------------------------------------------
ATA Holdings Corp., 13% Sr. Unsec.
Nts., 2/1/09                                              735,000        518,175
                                                                      ----------
                                                                         961,425

--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.2%
Associated Materials, Inc., 9.75%
Sr. Sub. Nts., 4/15/12                                    200,000        223,000
--------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625%
Sr. Sec. Nts., 7/1/10                                     311,000        334,325
--------------------------------------------------------------------------------
Nortek, Inc., 9.875% Sr. Unsec.
Sub. Nts., 6/15/11 1                                      250,000        286,250
--------------------------------------------------------------------------------
North America Energy Partners, Inc.,
8.75% Sr. Unsec. Nts., 12/1/11 7                          150,000        149,250
                                                                      ----------
                                                                         992,825

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.2%
Allied Waste North America, Inc.:
7.875% Sr. Nts., 4/15/13                                  400,000        420,000
8.50% Sr. Sub. Nts., 12/1/08                              900,000        988,875
8.875% Sr. Nts., Series B, 4/1/08                         800,000        880,000
9.25% Sr. Sec. Debs., Series B, 9/1/12                    950,000      1,068,750
--------------------------------------------------------------------------------
Budget Group, Inc., 9.125%
Sr. Unsec. Nts., 4/1/06 1,3,11                            700,000        124,250
--------------------------------------------------------------------------------
Buhrmann US, Inc., 12.25%
Sr. Unsec. Sub. Nts., 11/1/09                             500,000        550,298
--------------------------------------------------------------------------------
Coinmach Corp., 9% Sr. Nts., 2/1/10                       250,000        251,875
--------------------------------------------------------------------------------
Corrections Corp. of America:
7.50% Sr. Nts., 5/1/11                                    200,000        203,000
9.875% Sr. Nts., 5/1/09                                   300,000        334,500
--------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc.,
10.375% Sr. Sub. Nts., 8/1/07 1                           150,000        151,875
--------------------------------------------------------------------------------
Kindercare Learning Centers, Inc.,
9.50% Sr. Sub. Nts., 2/15/09                              384,000        391,680
--------------------------------------------------------------------------------
Mail-Well I Corp.:
7.875% Sr. Sub. Nts., 12/1/13 7                         1,000,000        915,000
9.625% Sr. Nts., 3/15/12                                  400,000        432,000
--------------------------------------------------------------------------------
Protection One, Inc./Protection
One Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts., 8/15/05                           400,000        382,000
--------------------------------------------------------------------------------
Safety-Kleen Corp., 9.25%
Sr. Unsec. Nts., 5/15/09 1,3,11                           400,000         20,000


                    16 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                        PRINCIPAL   MARKET VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Synagro Technologies, Inc., 9.50%
Sr. Sub. Nts.,
4/1/09                                                 $  200,000     $  210,000
--------------------------------------------------------------------------------
United Rentals, Inc., 7%
Sr. Sub. Nts., 2/15/14                                  1,100,000        984,500
--------------------------------------------------------------------------------
Videotron Ltee, 6.875%
Sr. Unsec. Nts., 1/15/14                                  200,000        195,500
--------------------------------------------------------------------------------
Waste Services, Inc., 9.50%
Sr. Sub. Nts., 4/15/14 7                                  300,000        309,000
                                                                      ----------
                                                                       8,813,103

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Integrated Electrical Services, Inc.,
9.375% Sr. Sub. Nts., Series C, 2/1/09                    700,000        726,250
--------------------------------------------------------------------------------
URS Corp.:
11.50% Sr. Unsec. Nts., 9/15/09                            97,000        111,793
12.25% Sr. Sub. Nts., Series B, 5/1/09 1                   74,000         79,180
                                                                      ----------
                                                                         917,223

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Dayton Superior Corp., 13%
Sr. Unsec. Sub. Nts., 6/15/09                             200,000        175,000
--------------------------------------------------------------------------------
General Cable Corp.,
9.50% Sr. Nts., 11/15/10                                  200,000        216,000
--------------------------------------------------------------------------------
Riverside Forest Products Ltd.,
7.875% Sr. Nts., 3/1/14 7                                 300,000        307,500
                                                                      ----------
                                                                         698,500

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.0%
Great Lakes Dredge & Dock Co.,
7.75% Sr. Unsec. Sub. Nts., 12/15/13                      250,000        212,500
--------------------------------------------------------------------------------
MACHINERY--0.6%
Actuant Corp., 13% Sr. Sub. Nts.,
5/1/09                                                    208,000        250,640
--------------------------------------------------------------------------------
AGCO Corp., 9.50%
Sr. Unsec. Nts., 5/1/08                                   800,000        876,000
--------------------------------------------------------------------------------
Manitowoc Co., Inc. (The),
10.50% Sr. Sub. Nts., 8/1/12                              500,000        575,000
--------------------------------------------------------------------------------
Milacron Escrow Corp.,
11.50% Sr. Sec. Nts., 5/15/11 7                           600,000        600,000
--------------------------------------------------------------------------------
Navistar International Corp.,
7.50% Sr. Nts., 6/15/11                                   400,000        412,000
--------------------------------------------------------------------------------
NMHG Holding Co.,
10% Sr. Nts., 5/15/09                                     300,000        331,500
--------------------------------------------------------------------------------
SPX Corp., 7.50% Sr. Nts., 1/1/13                         600,000        618,000
--------------------------------------------------------------------------------
Terex Corp., 9.25%
Sr. Unsec. Sub. Nts., 7/15/11                             400,000        438,000
--------------------------------------------------------------------------------
Trinity Industries, Inc.,
6.50% Sr. Nts., 3/15/14 7                                 300,000        276,000
                                                                      ----------
                                                                       4,377,140

                                                        PRINCIPAL   MARKET VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
MARINE--0.1%
CP Ships Ltd., 10.375%
Sr. Nts., 7/15/12                                   $     600,000     $  688,500
--------------------------------------------------------------------------------
Millenium Seacarriers, Inc.,
12% Sr. Sec. Nts., 7/15/05 1,3,11                         250,000         64,075
--------------------------------------------------------------------------------
Navigator Gas Transport plc,
10.50% First Priority Ship
Mtg. Nts., 6/30/07 1,3,11                                 175,000        103,093
                                                                      ----------
                                                                         855,668

--------------------------------------------------------------------------------
ROAD & RAIL--0.2%
Kansas City Southern Railway Co.
(The), 7.50% Sr. Nts., 6/15/09                            400,000        402,000
--------------------------------------------------------------------------------
Stena AB:
7.50% Sr. Unsec. Nts., 11/1/13                            387,000        384,581
9.625% Sr. Nts., 12/1/12                                  250,000        278,750
                                                                      ----------
                                                                       1,065,331

--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Horizon Lines LLC, 9% Nts., 11/1/12 7                     300,000        306,375
--------------------------------------------------------------------------------
Worldspan LP/Worldspan Financial
Corp., 9.625% Sr. Nts., 6/15/11                           150,000        153,750
                                                                      ----------
                                                                         460,125

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.8%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.0%
Orion Network Systems, Inc., 12.50%
Sr. Unsub. Disc. Nts., 1/15/07 1,3,11                     675,000        246,375
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.0%
Seagate Technology Hdd Holdings,
8% Sr. Nts., 5/15/09                                      200,000        210,000
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Ingram Micro, Inc., 9.875% Sr.
Unsec. Sub. Nts., 8/15/08                                 700,000        770,000
--------------------------------------------------------------------------------
Insilco Corp., 12% Sr. Sub. Nts.,
8/15/07 1,3,11                                            400,000             --
--------------------------------------------------------------------------------
Sensus Metering System, Inc.,
8.625% Sr. Sub. Nts., 12/15/13 7                          450,000        434,250
                                                                     -----------
                                                                      1,204,250

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc.,
10.75% Sr. Nts., 12/15/09 1,3,11 [EUR]                    338,620         18,539
--------------------------------------------------------------------------------
Globix Corp., 11% Sr. Nts., 4/26/08                        42,888         38,814
--------------------------------------------------------------------------------
NorthPoint Communications
Group, Inc., 12.875% Nts., 2/15/10 1,3,11                 200,173             20
--------------------------------------------------------------------------------
PSINet, Inc.:
10.50% Sr. Unsec. Nts.,
12/1/06 1,3,11 [EUR]                                      100,000          4,791
11% Sr. Nts., 8/1/09 1,3,11                               270,467         14,876


                    17 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                        PRINCIPAL   MARKET VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES Continued
Verado Holdings, Inc., 13%
Sr. Disc. Nts., 4/15/08 1,3,11                         $  250,000     $       25
                                                                      ----------
                                                                          77,065

--------------------------------------------------------------------------------
IT SERVICES--0.1%
Iron Mountain, Inc., 7.75%
Sr. Sub. Nts., 1/15/15                                    400,000        399,000
--------------------------------------------------------------------------------
Titan Corp. (The), 8%
Sr. Sub. Nts., 5/15/11 7                                  100,000        101,500
                                                                      ----------
                                                                         500,500

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.5%
AMI Semiconductor, Inc., 10.75%
Sr. Unsec. Sub. Nts., 2/1/13 1                            389,000        456,103
--------------------------------------------------------------------------------
Amkor Technology, Inc.:
7.75% Sr. Nts., 5/15/13                                   950,000        904,875
9.25% Sr. Unsec. Sub. Nts., 2/15/08                       250,000        262,500
--------------------------------------------------------------------------------
ChipPAC International Co. Ltd.,
12.75% Sr. Unsec. Sub. Nts.,
Series B, 8/1/09                                          600,000        643,500
--------------------------------------------------------------------------------
Micron Technology, Inc., 6.50%
Sub. Nts., 9/30/05                                      1,000,000        997,500
                                                                      ----------
                                                                       3,264,478

--------------------------------------------------------------------------------
MATERIALS--4.0%
--------------------------------------------------------------------------------
CHEMICALS--1.2%
Compass Minerals Group, Inc.,
10% Sr. Sub. Nts., 8/15/11                                450,000        501,750
--------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar
Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                            400,000        419,000
10.125% Sr. Unsec. Nts., 9/1/08                            19,000         20,900
10.625% Sr. Unsec. Nts., 5/1/11                           900,000      1,003,500
--------------------------------------------------------------------------------
Huntsman Co. LLC:
11.50% Sr. Nts., 7/15/12 7                                450,000        457,875
11.625% Sr. Unsec. Nts., 10/15/10                          19,000         21,090
--------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical
Co. plc:
10.125% Sr. Unsec. Sub. Nts.,
7/1/09 [EUR]                                              200,000        239,680
10.125% Sr. Unsec. Sub. Nts., 7/1/09                    1,400,000      1,435,000
13.09% Sr. Unsec. Disc. Nts., 12/31/09 8                  600,000        297,000
--------------------------------------------------------------------------------
Huntsman International LLC,
9.875% Sr. Nts., 3/1/09                                   850,000        922,250
--------------------------------------------------------------------------------
IMC Global, Inc., 10.875% Sr. Unsec.
Nts., 8/1/13                                               19,000         22,753
--------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec.
Nts., 12/15/09                                            200,000        221,000
--------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                  19,000         19,903
9.875% Sec. Nts., Series B, 5/1/07                      1,400,000      1,470,000

                                                        PRINCIPAL   MARKET VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
CHEMICALS CONTINUED
PCI Chemicals Canada, 10% Sr.
Sec.  Nts., 12/31/08                                $     113,061   $    107,973
--------------------------------------------------------------------------------
Pioneer Cos., Inc., 5.086% Sr.
Sec. Nts., 12/31/06 2                                      35,804         34,014
--------------------------------------------------------------------------------
PolyOne Corp.:
8.875% Sr. Unsec. Nts., 5/1/12                            800,000        792,000
10.625% Sr. Unsec. Nts., 5/15/10                           19,000         20,235
--------------------------------------------------------------------------------
Resolution Performance
Products LLC:
8% Sr. Sec. Nts., 12/15/09                                250,000        260,625
13.50% Sr. Unsec. Sub. Nts., 11/15/10                     100,000         93,750
--------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
10% Sr. Sec. Nts., 12/19/07                               170,473        161,949
11.25% Sr. Sub. Nts., 8/15/06 1,3,11                      540,000             --
--------------------------------------------------------------------------------
Westlake Chemical Corp.,
8.75% Sr. Nts., 7/15/11 1                                 400,000        436,000
                                                                      ----------
                                                                       8,958,247

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Formica Corp., 10.875% Sr. Unsec
Sub. Nts., Series B, 3/1/09 1,3,11                        200,000         39,000
--------------------------------------------------------------------------------
Texas Industries, Inc., 10.25% Sr.
Unsec. Nts., 6/15/11                                      400,000        448,000
                                                                      ----------
                                                                         487,000

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.1%
Consumers International, Inc.,
10.25% Sr. Sec. Nts., 4/1/05 1,3,11                       250,000            625
--------------------------------------------------------------------------------
Crown Euro Holdings SA:
9.50% Sr. Sec. Nts., 3/1/11                               500,000        547,500
10.875% Sr. Sec. Nts., 3/1/13                             200,000        229,000
--------------------------------------------------------------------------------
Graphic Packaging
International Corp.:
8.50% Sr. Nts., 8/15/11                                   500,000        537,500
9.50% Sr. Sub. Nts., 8/15/13                              350,000        381,500
--------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                      300,000        298,500
8.25% Sr. Unsec. Nts., 10/1/12                            250,000        261,250
--------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625%
Sr. Nts., 10/1/12                                         400,000        440,000
--------------------------------------------------------------------------------
Owens-Brockway Glass
Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                              450,000        470,250
8.25% Sr. Unsec. Nts., 5/15/13                            419,000        434,713
8.75% Sr. Sec. Nts., 11/15/12                           1,000,000      1,090,000
8.875% Sr. Sec. Nts., 2/15/09                             200,000        217,000
--------------------------------------------------------------------------------
Pliant Corp., 0%/11.125%
Sr. Sec. Disc. Nts., 6/15/09 7,13                         400,000        339,000
--------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts.,
2/15/14 7                                                 300,000        280,500


                    18 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                        PRINCIPAL   MARKET VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING Continued
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                $  850,000     $  892,500
9.25% Sr. Unsec. Nts., 2/1/08                             200,000        219,500
9.75% Sr. Unsec. Nts., 2/1/11                             600,000        663,000
--------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec.
Sub. Nts., 6/15/12                                        500,000        532,500
                                                                      ----------
                                                                       7,834,838

--------------------------------------------------------------------------------
METALS & MINING--1.0%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                             19,000         17,243
7.875% Sr. Unsec. Nts., 2/15/09                           500,000        470,000
--------------------------------------------------------------------------------
Arch Western Finance LLC,
6.75% Sr. Nts., 7/1/13 7                                  400,000        402,000
--------------------------------------------------------------------------------
California Steel Industries, Inc.,
6.125% Sr. Nts., 3/15/14                                  400,000        375,000
--------------------------------------------------------------------------------
Century Aluminum Co., 11.75%
Sr. Sec. Nts., 4/15/08                                    500,000        560,000
--------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375%
Sr. Sec. Nts., 10/15/10                                   300,000        325,500
--------------------------------------------------------------------------------
International Utility Structures,
Inc., 13% Unsec. Sub. Nts., 2/1/08 1,3,11                  71,000             --
--------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec.
Nts., 4/1/14 7                                            900,000        931,500
--------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75%
Sr. Sec. Nts., 6/1/12 1                                   500,000        550,000
--------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp.,
10.875% Sr. Nts., Series B, 10/15/06 3,11                 500,000        526,250
--------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr.
Sec. Nts., 10/15/13                                       300,000        330,000
--------------------------------------------------------------------------------
Massey Energy Co., 6.625% Sr. Nts.,
11/15/10                                                  200,000        200,000
--------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                    500,000        252,500
--------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10%
Sr. Nts., 7/15/09                                         400,000        426,000
--------------------------------------------------------------------------------
Peabody Energy Corp., 6.875%
Sr. Unsec. Nts., Series B, 3/15/13                        400,000        407,000
--------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts.,
3/15/09                                                   200,000        222,000
--------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts.,
2/15/12                                                   300,000        335,250
--------------------------------------------------------------------------------
United States Steel Corp., 9.75% Sr.
Nts., 5/15/10                                             336,000        373,800
--------------------------------------------------------------------------------
United States Steel LLC, 10.75% Sr.
Nts., 8/1/08                                              519,000        595,553
                                                                      ----------
                                                                       7,299,596

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.6%
Abitibi-Consolidated, Inc., 8.55%
Nts., 8/1/10                                              200,000        211,886

                                                        PRINCIPAL   MARKET VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS CONTIUNED
Appleton Papers, Inc., 8.125% Sr.
Nts., 6/15/11 7                                     $     300,000     $  305,250
--------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr.
Nts., 10/1/13                                             100,000        101,500
--------------------------------------------------------------------------------
Doman Industries Ltd., 8.75% Sr.
Nts., 3/15/04 1,3,11                                      900,000        335,250
--------------------------------------------------------------------------------
Fort James Corp., 6.875% Sr. Nts.,
9/15/07                                                   500,000        527,500
--------------------------------------------------------------------------------
Georgia-Pacific Corp.:
8.125% Sr. Unsec. Nts., 5/15/11                         1,050,000      1,165,500
9.375% Sr. Unsec. Nts., 2/1/13                            800,000        920,000
--------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625%
Sr. Unsec. Nts., 11/15/07 3                               300,000        151,500
--------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375%
Sr. Nts., 3/1/14 7                                        300,000        291,750
--------------------------------------------------------------------------------
Tekni-Plex, Inc., 8.75% Sr. Sec. Nts.,
11/15/13 7                                                469,000        450,240
                                                                      ----------
                                                                       4,460,376

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.5%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
360networks, Inc., 13% Sr. Unsec.
Nts., 5/1/08 1,3,11 [EUR]                                 250,000             --
--------------------------------------------------------------------------------
American Tower Corp., 9.375%
Sr. Nts., 2/1/09                                          700,000        750,750
--------------------------------------------------------------------------------
COLO.com, Inc., 13.875% Sr. Nts.,
3/15/10 1,3,11                                            333,170             33
--------------------------------------------------------------------------------
Crown Castle International Corp.,
7.50% Sr. Nts., 12/1/13                                   400,000        400,000
--------------------------------------------------------------------------------
Dex Media East LLC/Dex Media
East Finance Co., 9.875% Sr. Unsec.
Nts., 11/15/09                                            200,000        225,500
--------------------------------------------------------------------------------
Dex Media West LLC/Dex Media
West Finance Co.:
8.50% Sr. Nts., 8/15/10                                   300,000        328,500
9.875% Sr. Sub. Nts., 8/15/13                             600,000        661,500
--------------------------------------------------------------------------------
Dex Media, Inc.,  8% Nts., 11/15/13 7                   1,350,000      1,302,750
--------------------------------------------------------------------------------
IPC Acquisition Corp., 11.50% Sr.
Sub. Nts., 12/15/09                                       200,000        217,000
--------------------------------------------------------------------------------
Level 3 Communications, Inc.:
9.125% Sr. Unsec. Nts., 5/1/08                             19,000         15,153
10.50% Sr. Disc. Nts., 12/1/08                            200,000        159,500
--------------------------------------------------------------------------------
MCI, Inc.:
5.908% Sr. Unsec. Nts., 5/1/07                             68,000         66,130
6.688% Sr. Unsec. Nts., 5/1/09                             68,000         63,070
7.735% Sr. Unsec. Nts., 5/1/14                             58,000         52,055
--------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.90%
Unsec. Nts., 8/15/10                                       19,000         16,910
--------------------------------------------------------------------------------
Qwest Corp.:
7.20% Unsec. Nts., 11/1/04                              1,600,000      1,620,000
8.875% Nts., 3/15/12 7                                    300,000        325,500


                    19 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                        PRINCIPAL   MARKET VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Qwest Services Corp., 13.50% Nts.,
12/15/10 7                                             $2,100,000    $ 2,451,750
--------------------------------------------------------------------------------
Telewest Communications plc:
0%/9.875% Sr. Disc. Nts.,
4/15/09 3,11 [GBP]                                        200,000        154,147
9.25% Sr. Disc. Nts., 4/15/09 3,11                        600,000        291,000
--------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts.,
12/1/07 1,3,11                                            500,000             --
--------------------------------------------------------------------------------
Telus Corp., 7.50% Nts., 6/1/07                           790,000        860,976
--------------------------------------------------------------------------------
Time Warner Telecom LLC/Time
Warner Telecom, Inc., 9.75% Sr. Nts.,
7/15/08                                                   700,000        658,000
--------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125%
Sr. Unsec. Sub. Nts., 2/1/11                              750,000        686,250
--------------------------------------------------------------------------------
Winstar Communications, Inc.,
12.75% Sr. Nts., 4/15/10 1,3,11                           250,000             --
                                                                     -----------
                                                                      11,306,474

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.9%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12 7                                 400,000        394,000
11% Sr. Unsec. Nts., 7/31/10                               19,000         20,805
12.50% Sr. Unsec. Nts., 2/1/11                             50,000         55,750
--------------------------------------------------------------------------------
American Cellular Corp., 10% Sr.
Nts., Series B, 8/1/11                                    675,000        585,563
--------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr.
Nts.,5/1/12 7                                             400,000        389,000
--------------------------------------------------------------------------------
American Tower Escrow Corp.,
12.25% Sr. Sub. Disc. Nts., 8/1/08 8                      800,000        588,000
--------------------------------------------------------------------------------
AT&T Corp., 8.75% Sr. Nts., 11/15/31 2                    500,000        489,300
--------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec.
Disc. Nts., 10/1/07 1,3,11                                400,000             --
--------------------------------------------------------------------------------
Centennial Cellular Operating Co./
Centennial Communications Corp.,
10.125% Sr. Nts., 6/15/13                               1,050,000      1,089,375
--------------------------------------------------------------------------------
Crown Castle International Corp.,
10.75% Sr. Nts., 8/1/11                                 1,000,000      1,125,000
--------------------------------------------------------------------------------
Dobson Communications Corp.:
8.875% Sr. Nts., 10/1/13                                  419,000        320,535
10.875% Sr. Unsec. Nts., 7/1/10                         1,300,000      1,124,500
--------------------------------------------------------------------------------
IPCS, Inc., 0%/14% Sr. Unsec. Disc.
Nts., 7/15/10 3,11,13                                     300,000        163,500
--------------------------------------------------------------------------------
Leap Wireless International, Inc.:
0%/14.50% Sr. Unsec. Disc. Nts.,
4/15/10 1,3,11,13                                         700,000        101,500
12.50% Sr. Nts., 4/15/10 1,3,11                           100,000         17,750
--------------------------------------------------------------------------------
Nextel Communications,Inc.:
7.375% Sr. Nts., 8/1/15                                   280,000        284,200
9.50% Sr. Unsec. Nts., 2/1/11                           1,000,000      1,125,000
--------------------------------------------------------------------------------

                                                        PRINCIPAL   MARKET VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
Nextel Partners, Inc., 12.50% Sr. Nts.,
11/15/09                                            $     342,000   $    400,140
--------------------------------------------------------------------------------
Rural Cellular Corp.:
8.25% Sr. Sec. Nts., 3/15/12 7                            275,000        282,563
9.625% Sr. Sub. Nts., Series B,
5/15/08                                                   500,000        475,000
9.75% Sr. Sub. Nts., 1/15/10                              519,000        473,588
9.875% Sr. Nts., 2/1/10                                   400,000        399,000
--------------------------------------------------------------------------------
SBA Communications Corp., 10.25%
Sr. Unsec. Nts., 2/1/09                                   700,000        721,000
--------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA
Communications Corp., 0%/9.75%
Sr. Disc. Nts., 12/15/11 7,13                             669,000        498,405
--------------------------------------------------------------------------------
Triton PCS,Inc.:
8.50% Sr. Unsec. Nts., 6/1/13                             400,000        380,000
8.75% Sr. Unsec. Sub. Nts., 11/15/11                      219,000        181,770
--------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr.
Nts., 3/1/11 7                                            600,000        603,000
--------------------------------------------------------------------------------
US Unwired,Inc.:
0%/13.375% Sr. Unsec. Sub. Disc.
Nts., Series B, 11/1/09 13                                900,000        909,000
10% Sr. Sec. Nts., 6/15/12                                250,000        253,750
--------------------------------------------------------------------------------
Western Wireless Corp., 9.25% Sr.
Unsec. Nts., 7/15/13                                      469,000        485,415
                                                                     -----------
                                                                      13,936,409

--------------------------------------------------------------------------------
UTILITIES--2.3%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.5%
AES Corp.(The):
5.22% Nts., 1/1/15 [GBP]                                   61,000        110,623
6.22% Nts., 1/1/20 [GBP]                                   11,000         19,949
8.75% Sr. Sec. Nts., 5/15/13 7                            700,000        753,375
--------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC,
8.25% Bonds, 4/15/12 7                                     19,000         18,881
--------------------------------------------------------------------------------
Caithness Coso Funding Corp.,
9.05% Sr. Sec. Nts., Series B, 12/15/09                   318,255        348,489
--------------------------------------------------------------------------------
Calpine Corp.:
7.625% Sr. Nts., 4/15/06                                1,400,000      1,239,000
8.75% Sr. Nts., 7/15/07                                   400,000        286,000
8.75% Sr. Sec. Nts., 7/15/13 7                            100,000         82,500
9.875% Sr. Sec. Nts., 12/1/11 7                           700,000        598,500
--------------------------------------------------------------------------------
Central Termica Guemes SA, 2%
Nts., 1/1/12 1                                             90,000          9,000
--------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                    19,000         19,000
7.75% Sr. Nts., 8/1/10 7                                  200,000        200,000
8.50% Sr. Nts., 4/15/11                                   250,000        256,250
9.875% Sr. Unsec. Nts., 10/15/07                          900,000        974,250
--------------------------------------------------------------------------------
CMS Energy X-TRAS Pass-Through
Trust I, 7% Sr. Unsec. Pass-Through
Certificates, 1/15/05                                     300,000        303,000


                    20 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                        PRINCIPAL   MARKET VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
Edison Mission Energy, 10% Sr.
Unsec. Nts., 8/15/08                                   $  800,000   $    858,000
--------------------------------------------------------------------------------
Funding Corp./Beaver Valley
Funding Corp., 9% Second Lease
Obligation Bonds, 6/1/17                                  199,000        225,035
--------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr.
Sec. Nts., 5/1/34 7                                     1,000,000      1,015,000
--------------------------------------------------------------------------------
Mirant Americas Generation LLC,
7.625% Sr. Unsec. Nts., 5/1/06 3,11                       200,000        152,500
--------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW
Energy Finance Co., Inc.:
7.375% Sr. Sec. Nts., 9/1/10 7                            350,000        350,000
8.50% Sr. Sec. Nts., 9/1/10                               200,000        212,500
--------------------------------------------------------------------------------
NRG Energy, Inc., 8% Sr. Sec. Nts.,
12/15/13 7                                                900,000        913,500
--------------------------------------------------------------------------------
PG&E Corp., 6.875% Sr. Sec. Nts.,
7/15/08 7                                                 400,000        420,000
--------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                              669,000        717,503
9.50% Sr. Sec. Nts., 7/15/13                              500,000        541,250
--------------------------------------------------------------------------------
Westar Energy, Inc., 9.75% Sr. Unsec.
Nts., 5/15/07                                             403,000        461,070
                                                                    ------------
                                                                      11,085,175

--------------------------------------------------------------------------------
GAS UTILITIES--0.1%
AmeriGas Partners LP/AmeriGas
Eagle Finance Corp., 8.875% Sr.
Unsec. Nts., Series B, 5/20/11                            500,000        535,000
--------------------------------------------------------------------------------
SEMCO Energy, Inc.:
7.125% Sr. Nts., 5/15/08                                  150,000        154,500
7.75% Sr. Nts., 5/15/13                                   150,000        155,250
                                                                    ------------
                                                                         844,750

--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.7%
AES Red Oak LLC,8.54% Sr. Sec.
Bonds, Series A, 11/30/19                                 574,763        599,190
--------------------------------------------------------------------------------
Calpine Canada Energy Finance
ULC, 8.50% Sr. Unsec. Nts., 5/1/08                        569,000        378,385
--------------------------------------------------------------------------------
Consumers Energy Co., 7.375% Nts.,
9/15/23                                                   250,000        254,909
--------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                     800,000        693,000
8.75% Sr. Nts., 2/15/12                                 1,669,000      1,593,895
10.125% Sr. Sec. Nts., 7/15/13 7                          800,000        870,000
--------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625%
Sec. Pass-Through Certificates,
Series A, 6/30/12                                         430,409        443,591
                                                                    ------------
                                                                       4,832,970
                                                                    ------------
Total Corporate Bonds and Notes
(Cost $211,021,707)                                                  211,965,638
--------------------------------------------------------------------------------

                                                                    MARKET VALUE
                                                           SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
PREFERRED STOCKS--0.3%
--------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr.
Exchangeable, Non-Vtg. 1,11,14                              4,253   $         43
--------------------------------------------------------------------------------
Doane Pet Care Co., 14.25% Jr. Sub.
Debs., Non-Vtg. 1,11                                        5,000        241,250
--------------------------------------------------------------------------------
Dobson Communications Corp., 6%
Cv., Series F (converts into Dobson
Communications Corp., Cl. A
common stock), Non-Vtg.                                       550         53,649
--------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75%
Jr. Redeemable, Non-Vtg. 1,11,14                              216             22
--------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75%
Cum. Exchangeable, Series B,
Non-Vtg. 1,11                                               5,000        438,750
--------------------------------------------------------------------------------
Focal Communications Corp., Cv.,
Series A 1,11                                                 806          8,141
--------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25%
Exchangeable, Non-Vtg. 1,11,14                                151             --
--------------------------------------------------------------------------------
Nebco Evans Holdings, Inc., 11.25%
Sr. Redeemable Exchangeable,
Non-Vtg. 1,11,14                                            6,061             --
--------------------------------------------------------------------------------
Paxson Communications Corp.:
14.25% Cum. 11,14                                               1          6,548
14.25% Cum.Jr. Exchangeable,
Non-Vtg. 14                                                    41        360,288
--------------------------------------------------------------------------------
Pennsylvania Real Estate Investment
Trust, 11%                                                  2,000        117,800
--------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A,
Non-Vtg.                                                        8             61
--------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum.,
Series B, Non-Vtg. 11,14                                      630        533,925
--------------------------------------------------------------------------------
Sovereign Real Estate Investment
Trust, 12% Non-Cum., Series A 1                             4,600        672,750
                                                                    ------------
Total Preferred Stocks
(Cost $3,013,102)                                                      2,433,227

--------------------------------------------------------------------------------
COMMON STOCKS--0.4%
--------------------------------------------------------------------------------
AboveNet, Inc. 11                                             372         10,788
--------------------------------------------------------------------------------
AES Drax Group Ltd. 11                                     11,000          7,720
--------------------------------------------------------------------------------
Aurora Foods, Inc., Equity Trust
Interests 1,11                                                120        156,133
--------------------------------------------------------------------------------
Charles River Laboratories
International, Inc.11                                       2,660        129,994
--------------------------------------------------------------------------------
Classic Cable, Inc. 11                                        529             --
--------------------------------------------------------------------------------
Conseco, Inc. 11                                           13,986        278,321
--------------------------------------------------------------------------------
Covad Communications Group,
Inc. 11                                                    16,528         39,667
--------------------------------------------------------------------------------
Criimi MAE, Inc. 11                                        71,447        855,221
--------------------------------------------------------------------------------
Dobson Communications Corp.,
Cl. A 11                                                   35,400        115,404
--------------------------------------------------------------------------------
Equinix, Inc. 11                                            3,287        111,561


                    21 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                    MARKET VALUE
                                                           SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS Continued
--------------------------------------------------------------------------------
Geotek Communications, Inc.,
Series B, Escrow Shares 1,11,12                               210     $       --
--------------------------------------------------------------------------------
Globix Corp. 11                                             6,880         19,952
--------------------------------------------------------------------------------
Horizon Natural Resources Co. 1,11                          6,667             --
--------------------------------------------------------------------------------
ICO Global Communication
Holdings Ltd. 1,11                                          6,016          3,128
--------------------------------------------------------------------------------
MCI, Inc. 11                                                1,629         23,506
--------------------------------------------------------------------------------
Microcell Telecommunications,
Inc., Cl. A 11                                                  6            145
--------------------------------------------------------------------------------
Microcell Telecommunications,
Inc., Cl. B 11                                              1,535         36,980
--------------------------------------------------------------------------------
NTL, Inc. 11                                                7,842        451,856
--------------------------------------------------------------------------------
Orbital Sciences Corp. 11                                     745         10,288
--------------------------------------------------------------------------------
Pioneer Cos., Inc. 11                                       7,312         51,988
--------------------------------------------------------------------------------
Prandium, Inc. 11                                          24,165          1,329
--------------------------------------------------------------------------------
Premier Holdings Ltd. 1,11                                 18,514             --
--------------------------------------------------------------------------------
Star Gas Partners LP                                          187          4,376
--------------------------------------------------------------------------------
Sterling Chemicals, Inc. 11                                   716         17,542
--------------------------------------------------------------------------------
TVMAX Holdings, Inc. 1,11                                   1,000          4,425
--------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 11                            58,063        421,537
--------------------------------------------------------------------------------
Viatel Holding Ltd. (Bermuda) 1,11                          2,251          2,757
--------------------------------------------------------------------------------
Wilshire Financial Services
Group, Inc. 11                                              6,273         58,276
--------------------------------------------------------------------------------
WRC Media Corp. 1,11                                        1,082             22
--------------------------------------------------------------------------------
XO Communications, Inc. 11                                  1,100          4,565
                                                                      ----------
Total Common Stocks
(Cost $3,119,459)                                                      2,817,481

                                                            UNITS
--------------------------------------------------------------------------------
RIGHTS,WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
AboveNet, Inc. Wts.:
Exp. 9/8/08 1,11                                              156          1,888
Exp. 9/8/10 1,11                                              184          2,102
--------------------------------------------------------------------------------
American Tower Corp. Wts.,
Exp. 8/1/08 1,11                                              800        152,400
--------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp.
11/1/06 1,11                                                  250            313
--------------------------------------------------------------------------------
Chesapeake Energy Corp.Wts.:
Exp. 5/1/05 1,11                                              416          1,202
Exp. 9/1/04 11                                                534             39
--------------------------------------------------------------------------------
Citigroup, Inc. Wts., Exp. 12/31/50 11                      2,404          2,091
--------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 1,11                        400              4
--------------------------------------------------------------------------------
Concentric Network Corp. Wts.,
Exp. 12/15/07 1,11                                            100             --
--------------------------------------------------------------------------------
Covergent Communications, Inc.
Wts., Exp. 4/1/08 1,11                                        400              4
--------------------------------------------------------------------------------
Focal Communications Corp. Wts.:
Exp. 6/19/06 1,11                                             316          1,138
Exp. 6/19/08 11                                             1,581             --

                                                                    MARKET VALUE
                                                            UNITS     SEE NOTE 1
--------------------------------------------------------------------------------
RIGHTS,WARRANTS AND CERTIFICATES CONTINUED
--------------------------------------------------------------------------------
HF Holdings, Inc. Wts.,
Exp. 9/27/09 1,11                                            530    $         72
--------------------------------------------------------------------------------
Horizon PCS, Inc. Wts.,
Exp. 10/1/10 1,11                                           1,000             --
--------------------------------------------------------------------------------
ICG Communications, Inc. Wts.,
Exp. 9/15/05 1,11                                             825              8
--------------------------------------------------------------------------------
ICO Global Communication
Holdings Ltd. Wts.:
Exp. 5/16/06 1,11                                           1,509             15
Exp. 5/16/06 1,11                                               2             --
--------------------------------------------------------------------------------
Imperial Credit Industries, Inc. Wts.,
Exp. 1/31/08 1,11                                           2,135             --
--------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07 1,11                         270             --
--------------------------------------------------------------------------------
IPCS, Inc. Wts., Exp. 6/15/10 1,11                            300              3
--------------------------------------------------------------------------------
Leap Wireless International,
Inc. Wts., Exp. 4/15/10 1,11                                  275             --
--------------------------------------------------------------------------------
Long Distance International,
Inc. Wts., Exp. 4/13/08 1,11                                  200             --
--------------------------------------------------------------------------------
Loral Space & Communications
Ltd. Wts., Exp. 1/15/07 1,11                                  150              2
--------------------------------------------------------------------------------
Microcell Telecommunications,
Inc., Cl. A Wts., Exp. 5/1/05 11                              284          2,629
--------------------------------------------------------------------------------
Microcell Telecommunications,
Inc., Cl. B Wts., Exp. 5/1/08 11                              474          4,189
--------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts.,
Exp. 7/15/05 1,11                                             250              3
--------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 1,11                          450              5
--------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts.,
Exp. 9/19/10 11                                             5,710          4,854
--------------------------------------------------------------------------------
PLD Telekom, Inc. Wts., Exp. 6/1/06
(cv. into Metromedia International
Group, Inc.) 1,11                                             300              3
--------------------------------------------------------------------------------
Republic Technologies International
LLC Wts., Exp. 7/15/09 1,11                                  200              --
--------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp.
12/19/08 1,11                                               1,165          1,689
--------------------------------------------------------------------------------
Telus Corp. Wts., Exp. 9/15/05 11                             269          1,319
--------------------------------------------------------------------------------
Verado Holdings, Inc., Cl.B Wts.,
Exp. 4/15/08 1,11                                             175             86
--------------------------------------------------------------------------------
XO Communications, Inc.,
Cl. A Wts., Exp. 1/16/10 11                                 2,204          3,306
--------------------------------------------------------------------------------
XO Communications, Inc.,
Cl. B Wts., Exp. 1/16/10 11                                 1,653          1,736
--------------------------------------------------------------------------------
XO Communications, Inc.,
Cl. C Wts., Exp. 1/16/10 11                                 1,653          1,182
                                                                      ----------
Total Rights,Warrants
and Certificates
(Cost $60,717)                                                           182,282


                    22 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                       PRINCIPAL    MARKET VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
STRUCTURED NOTES--8.6%
--------------------------------------------------------------------------------
Citigroup Global Markets
Holdings, Inc.:
Argentine Peso Unsec. Linked
Nts., 7/6/04                                      $      265,000   $    278,038
Brazilian Real Unsec. Linked
Nts., 0.93%, 1/14/05                                   1,982,615      1,863,488
Colombia (Republic of) Unsec.
Credit Linked Nts., 15%, 3/15/07
(linked to Emerging Local Markets
Index) [COP]                                       3,860,150,000      1,588,193
Colombia (Republic of) Unsec.
Credit Linked Nts., 15%, 4/27/12
(linked to Emerging Local
Markets sIndex) [COP]                              1,800,000,000        712,075
Peruvian Sol Unsec. Linked Nts.,
0.77%, 7/14/04 [PEN]                                   4,143,863      1,196,402
--------------------------------------------------------------------------------
Credit Suisse First Boston Corp.
(Cayman):
Russia (Government of)
Linked Bonds, Series 24, 15%,
9/2/05 [RUR]                                          22,279,000        826,947
Russia (Government of) Linked
Bonds, Series 26, 15%, 3/11/05 [RUR]                  22,587,000        819,679
--------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (USA),
U.S. Dollar/South African Rand
Linked Nts., Series FBi 43,
1.444%, 5/23/22 2                                        825,000        803,710
--------------------------------------------------------------------------------
Deutsche Bank AG:
Brazil (Federal Republic of) 3 yr.
Credit Linked Nts., 7.38%, 5/20/07 2                     240,000        246,260
Brazil (Federal Republic of) 5 yr.
Credit Linked Nts., 8.58%, 5/20/09 2                   4,700,000      4,843,750
Korea (Republic of) Credit Bonds,
2.15%, 6/20/09 2                                       3,900,000      3,908,883
Moscow (City of) Linked Nts., 15%,
9/2/05 [RUR]                                          30,255,000      1,124,554
Moscow (City of) Linked Nts., 10%,
5/27/05 2 [RUR]                                       13,440,000        476,521
OAO Gazprom I Credit Nts.,
5.588%, 10/20/07 2                                       790,000        789,161
OAO Gazprom II Credit Nts.,
3.75%, 4/20/07 2                                         790,000        788,810
Turkey (Republic of) 5 yr.
Credit Nts., 5.40%, 5/7/09 2                             780,000          8,165
--------------------------------------------------------------------------------
JPMorgan Chase Bank:
TRAC-X NA High Yield T1 Credit
Linked Nts., 7.375%, 3/25/09 7                         8,200,000      8,025,750
TRAC-X NA High Yield T3 Credit
Linked Nts., 8%, 3/25/09 7                            17,700,000     17,202,188
--------------------------------------------------------------------------------
Lehman Brothers International:
Turkey (Republic of) Treasury Bills
Linked Nts., 20.02%, 5/26/05                           1,261,309      1,008,417
Turkey (Republic of) Treasury Bills
Total Return Linked Nts.,
16.31%, 8/25/05                                        1,165,000        764,473

                                                       PRINCIPAL    MARKET VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
STRUCTURED NOTES CONTINUED
Lehman Brothers Special Financing,
Inc., High Yield Index Linked Nts.,
1%, 1/1/05 2,16                                   $   10,000,000   $ 10,138,368
--------------------------------------------------------------------------------
Oak Capital Ltd. Catastrophe
Linked Nts.,
6.27%, 6/15/07 1,2                                       250,000        255,050
--------------------------------------------------------------------------------
Pioneer 2002 Ltd. Sec. Catastrophe
Linked Nts.:
Series 2002, Cl. A-A,
7.52%, 6/15/06 2,7                                       250,000        254,288
Series 2002-1, Cl. E-A,
5.77%, 6/15/06 2                                         750,000        757,350
Series 2003-II, Cl. A, 7.52%, 6/15/06 1,2                500,000        509,700
Series 2003-II, Cl. B, 6.52%, 6/15/06 1,2                500,000        508,100
Series 2003-II, Cl. C, 7.27%, 6/15/06 1,2                500,000        509,075
--------------------------------------------------------------------------------
UBS AG, OAO Gazprom III Credit
Nts., 4.705%, 7/5/06 2                                 1,980,000      1,976,682
                                                                   -------------
Total Structured Notes
(Cost $63,017,897)                                                   62,184,077

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--17.6% 17
--------------------------------------------------------------------------------
Undivided interest of 31.60% in joint
repurchase agreement (Principal Amount/Market
Value $400,357,000, with a maturity value of
$400,370,679) with Cantor Fitzgerald & Co./
Cantor Fitzgerald Securities, 1.23%, dated
6/30/04, to be repurchased at $126,518,323 on
7/1/04, collateralized by U.S. Treasury Bonds,
1.50%--8.125%, 7/31/05--8/15/21, with a value
of $338,098,960 and U.S. Treasury Nts.,
4.875%--6.75%, 5/15/05--2/15/12, with
a value of $70,754,600
(Cost $126,514,000)                                  126,514,000    126,514,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $786,811,057)                                        109.2%   784,676,127
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF
OTHER ASSETS                                                (9.2)   (66,148,754)
                                                  ------------------------------
NET ASSETS                                                 100.0%  $718,527,373
                                                  ==============================


                    23 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP   Argentine Peso    GBP   British Pound Sterling
CAD   Canadian Dollar   JPY   Japanese Yen
COP   Colombian Peso    MXN   Mexican Nuevo Peso
DEM   German Mark       PEN   Peruvian New Sol
DKK   Danish Krone      PLZ   Polish Zloty
EUR   Euro              RUR   Russian Ruble
FRF   French Franc      SEK   Swedish Krona

1. Identifies issues considered to be illiquid or restricted. See Note 11 of Notes to Financial Statements.

2. Represents the current interest rate for a variable or increasing rate security.

3. Issue is in default. See Note 1 of Notes to Financial Statements.

4. When-issued security or forward commitment to be delivered and settled after June 30, 2004. See Note 1 of Notes to Financial Statements.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $1,756,861 or 0.24% of the Fund's net assets as of June 30, 2004.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $950,541 or 0.13% of the Fund's net assets as of June 30, 2004.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $59,962,892 or 8.35% of the Fund's assets as of June 30, 2004.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. Securities with an aggregate market value of $3,494,055 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.

10. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

11. Non-income producing security.

12. Received as the result of issuer reorganization. Currently has minimal market value.

13. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

14. Interest or dividend is paid-in-kind.

15. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.

16. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

17. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

As of June 30, 2004, the Fund had entered into the following swaption contracts. See Note 10 of Notes to Financial Statements.

                                      NOTIONAL   EXPIRATION   EXERCISE    PREMIUM   MARKET VALUE
SWAPTIONS                               AMOUNT         DATE      PRICE   RECEIVED     SEE NOTE 1
------------------------------------------------------------------------------------------------
Lehman Brothers International       $8,400,000      9/30/04      5.495%   $99,017        $99,017

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    24 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2004
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (including cost and market value of
$126,514,000 in repurchase agreements) (cost $786,811,057)
--see accompanying statement of investments                        $784,676,127
--------------------------------------------------------------------------------
Cash                                                                    360,591
--------------------------------------------------------------------------------
Cash--foreign currencies (cost $122,877)                                122,826
--------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                   536,582
--------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                               222,557
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $2,762,717 sold on a
when-issued basis or forward commitment)                             14,936,066
Shares of beneficial interest sold                                   11,479,960
Interest, dividends and principal paydowns                            9,436,026
Futures margins                                                         143,521
Other                                                                     9,005
                                                                   -------------
Total assets                                                        821,923,261

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Swaptions written, at value (premiums received $99,017)
--see accompanying statement of investments                              99,017
--------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                 1,258,921
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $80,532,530 purchased on a
when-issued basis or forward commitment)                             99,656,698
Closed foreign currency contracts                                     1,672,483
Shares of beneficial interest redeemed                                  538,604
Distribution and service plan fees                                       77,063
Shareholder communications                                               44,871
Trustees' compensation                                                   11,091
Transfer and shareholder servicing agent fees                             1,650
Other                                                                    35,490
                                                                   -------------
Total liabilities                                                   103,395,888

--------------------------------------------------------------------------------
NET ASSETS                                                         $718,527,373
                                                                   =============
--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                         $    149,258
--------------------------------------------------------------------------------
Additional paid-in capital                                          722,580,400
--------------------------------------------------------------------------------
Accumulated net investment income                                    12,944,994
--------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                               (14,863,393)
--------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation
of assets and liabilities denominated in foreign currencies          (2,283,886)
                                                                   -------------
NET ASSETS                                                         $718,527,373
                                                                   =============
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering
price per share (based on net assets of $568,599,846 and
118,537,344 shares of beneficial interest outstanding)             $       4.80
--------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering
price per share (based on net assets of $149,927,527 and
30,720,828 shares of beneficial interest outstanding)              $       4.88

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    25 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2004
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $ 16,562,014
--------------------------------------------------------------------------------
Fee income                                                              880,219
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $3,120)                   76,330
--------------------------------------------------------------------------------
Portfolio lending fees                                                   17,129
                                                                   -------------
Total investment income                                              17,535,692

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       2,423,752
--------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                      135,091
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                        4,990
Service shares                                                            4,990
--------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                       32,040
Service shares                                                            5,010
--------------------------------------------------------------------------------
Custodian fees and expenses                                              45,698
--------------------------------------------------------------------------------
Trustees' compensation                                                    9,797
--------------------------------------------------------------------------------
Other                                                                    41,061
                                                                   -------------
Total expenses                                                        2,702,429
Less reduction to custodian expenses                                    (10,293)
                                                                   -------------
Net expenses                                                          2,692,136

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                14,843,556

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments (including premiums on options exercised)                   438,695
Closing of futures contracts                                         (1,232,457)
Closing and expiration of option contracts written                      330,143
Closing and expiration of swaption contracts                             19,758
Foreign currency transactions                                         7,876,836
Swap contracts                                                          881,961
                                                                   -------------
Net realized gain                                                     8,314,936
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                         (12,469,806)
Translation of assets and liabilities denominated in foreign
currencies                                                          (11,927,336)
Futures contracts                                                       644,752
Option contracts                                                       (141,023)
Swaption contracts                                                      (15,542)
Swap contracts                                                        1,178,209
                                                                   -------------
Net change in unrealized appreciation (depreciation)                (22,730,746)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $    427,746
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    26 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      SIX MONTHS           YEAR
                                                           ENDED          ENDED
                                                   JUNE 30, 2004   DECEMBER 31,
                                                     (UNAUDITED)           2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                               $ 14,843,556   $ 28,077,622
--------------------------------------------------------------------------------
Net realized gain                                      8,314,936     13,639,276
--------------------------------------------------------------------------------
Net change in unrealized appreciation
(depreciation)                                       (22,730,746)    41,999,716
                                                    ----------------------------
Net increase in net assets resulting from
operations                                               427,746     83,716,614

--------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                   (29,467,620)   (28,473,133)
Service shares                                        (5,049,740)      (842,251)

--------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets resulting from
beneficial interest transactions:
Non-Service shares                                    25,927,710    115,808,103
Service shares                                        75,461,457     66,753,974

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Total increase                                        67,299,553    236,963,307
--------------------------------------------------------------------------------
Beginning of period                                  651,227,820    414,264,513
                                                    ----------------------------
End of period (including accumulated net
investment income of $12,944,994 and $32,618,798,
respectively)                                       $718,527,373   $651,227,820
                                                    ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    27 | OPPENHEIMER STRATEGIC BOND FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       SIX MONTHS                                                            YEAR
                                                            ENDED                                                           ENDED
                                                    JUNE 30, 2004                                                    DECEMBER 31,
NON-SERVICE SHARES                                    (UNAUDITED)         2003        2002       2001        2000            1999
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $   5.05     $   4.57    $   4.62   $   4.69    $   4.97        $   5.12
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .11          .22         .29        .41         .41             .45
Net realized and unrealized gain (loss)                      (.10)         .56         .03       (.19)       (.28)           (.31)
                                                         --------------------------------------------------------------------------
Total from investment operations                              .01          .78         .32        .22         .13             .14
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.26)        (.30)       (.37)      (.29)       (.41)           (.29)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $   4.80     $   5.05    $   4.57   $   4.62    $   4.69        $   4.97
                                                         ==========================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                           0.12%       18.07%       7.44%      4.85%       2.63%           2.83%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $568,600     $571,445    $406,126   $351,686    $304,562        $282,086
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $575,277     $472,213    $374,519   $330,711    $289,923        $278,668
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                        4.61%        5.61%       6.89%      8.78%       9.23%           9.08%
Total expenses                                               0.75%        0.75%       0.79%      0.79%       0.79%           0.78%
Expenses after payments and waivers and reduction
to custodian expenses                                         N/A 3        N/A 3      0.78%       N/A 3       N/A 3           N/A 3
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        48% 4       117%         65%       104%        104%             81%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. The Portfolio Turnover excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $260,856,449 and $301,572,179, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    28 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                                    SIX MONTHS                                 YEAR
                                                                         ENDED                                ENDED
                                                                 JUNE 30, 2004                         DECEMBER 31,
SERVICE SHARES                                                     (UNAUDITED)        2003      2002         2001 1
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $   5.13      $  4.67    $ 4.73          $4.64
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                     .09          .27       .03            .15
                                                                     -----------------------------------------------
Net realized and unrealized gain (loss)                                  (.09)         .49       .28           (.06)
Total from investment operations                                           --          .76       .31            .09
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                     (.25)        (.30)     (.37)            --
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $   4.88      $  5.13    $ 4.67          $4.73
                                                                     ================================================

---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                       0.03%       17.16%     7.03%          1.94%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                             $149,928      $79,782    $8,138          $   4
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                    $109,000      $34,744    $2,307          $   2
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                                    3.03%        4.57%     5.40%          8.17%
Total expenses                                                           1.01%        1.02%     1.06%          0.92%
Expenses after payments and waivers and reduction to custodian
expenses                                                                  N/A 4        N/A 4    1.03%           N/A 4
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                    48% 5       117%       65%           104%

1. For the period from March 19, 2001 (inception of offering) to December 31, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. The Portfolio Turnover excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $260,856,449 and $301,572,179, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    29 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Strategic Bond Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income principally derived from interest on debt securities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).

     The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

     The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2004, the market value of these securities comprised 8.6% of the Fund's net assets and resulted in unrealized cumulative losses of $833,820.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. As of June 30, 2004, the value of the internally designated assets was $78,685,566. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement


                    30 | OPPENHEIMER STRATEGIC BOND FUND/VA
of the original purchase. As of June 30, 2004, the Fund had purchased $80,532,530 of securities on a when-issued basis or forward commitment and sold $2,762,717 of securities issued on a when-issued basis or forward commitment.

     In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

     Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2004, securities with an aggregate market value of $5,984,204, representing 0.83% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.


                    31 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

     As of June 30, 2004, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $14,463,749 expiring by 2010. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2004, it is estimated that the Fund will utilize $8,314,936 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2003, the Fund did utilize $666,406 of capital loss carryforward to offset realized capital gains.

As of December 31, 2003, the Fund had available for federal income tax purposes post-October losses of $11,337 and unused capital loss carryforwards as follows:

                    EXPIRING
                    -------------------
                    2006    $   347,976
                    2007      5,399,072
                    2008        253,735
                    2009      9,904,928
                    2010      6,861,637
                            -----------
                    Total   $22,767,348
                            ===========

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund does purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.


                    32 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                           SIX MONTHS ENDED JUNE 30, 2004   YEAR ENDED DECEMBER 31, 2003
                                                    SHARES         AMOUNT         SHARES          AMOUNT
---------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                            10,939,551   $ 53,967,983     46,663,574   $ 222,213,838
Dividends and/or distributions reinvested        6,088,351     29,467,620      6,471,166      28,473,133
Redeemed                                       (11,741,530)   (57,507,893)   (28,764,717)   (134,878,868)
                                               ----------------------------------------------------------
Net increase                                     5,286,372   $ 25,927,710     24,370,023   $ 115,808,103
                                               ==========================================================

---------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                            15,341,353   $ 76,284,609     14,341,848   $  69,419,263
Dividends and/or distributions reinvested        1,026,369      5,049,740        187,166         842,251
Redeemed                                        (1,194,067)    (5,872,892)      (725,688)     (3,507,540)
                                               ----------------------------------------------------------
Net increase                                    15,173,655   $ 75,461,457     13,803,326   $  66,753,974
                                               ==========================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended June 30, 2004, were $254,270,563 and $235,512,517, respectively. There were purchases of $20,757,710 and sales of $18,055,802 of U.S. government and government agency obligations for the six months ended June 30, 2004.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% on the next $200 million and 0.50% of average annual net assets over $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2004, the Fund paid $9,997 to OFS for services to the Fund.

     Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.


                    33 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services and personal service and account maintenance for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

     The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of June 30, 2004, the Fund had outstanding foreign currency contracts as follows:

                                                   CONTRACT
                                     EXPIRATION      AMOUNT     VALUATION AS OF     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                      DATES      (000S)       JUNE 30, 2004   APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Argentine Peso (ARP)                     8/2/04       3,375ARP      $ 1,136,271       $     --       $    860
Australian Dollar (AUD)                 7/16/04       3,040AUD        2,113,627         31,227             --
Brazilian Real (BRR)            1/24/05-1/26/05       5,325BRR        1,582,882             --         92,982
British Pound Sterling (GBP)   7/16/04-12/14/04       1,793GBP        3,234,775          2,386          2,911
Euro (EUR)                       8/13/04-9/9/04       5,255EUR        6,386,525         43,802         60,250
Indian Rupee (INR)                      7/26/04      35,000INR          759,816             --         36,544
Indonesia Rupiah (IDR)                  9/24/04   2,520,000IDR          268,015             --         18,414
Japanese Yen (JPY)              8/16/04-3/31/05   3,512,400JPY       32,681,677        145,082        404,159
Mexican Nuevo Peso (MXN)               10/27/04       7,800MXN          662,316             --          9,113
New Taiwan Dollar (TWD)         7/26/04-9/24/04      54,325TWD        1,619,414             --         34,182
New Zealand Dollar (NZD)                7/16/04       3,520NZD        2,230,795         41,355             --
Philippines Peso (PHP)                  7/26/04      40,000PHP          709,295          3,205             --
Polish Zloty (PLZ)                       7/7/04       1,992PLZ          538,393         35,373             --
Singapore Dollar (SGD)                  7/26/04       1,000SGD          580,808             --         12,312
South Korean Won (KRW)          7/26/04-9/24/04   1,635,000KRW        1,408,774         10,170             --
Swiss Franc (CHF)                       8/18/04       8,040CHF        6,428,897        207,382             --
                                                                                      -----------------------
                                                                                       519,982        671,727
                                                                                      -----------------------


                    34 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                    CONTRACT
                                   EXPIRATION         AMOUNT   VALUATION AS OF     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                    DATES         (000S)     JUNE 30, 2004   APPRECIATION   DEPRECIATION
------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
British Pound Sterling (GBP)   9/9/04-10/4/04       4,700GBP       $ 8,453,016       $ 11,827     $       --
Canadian Dollar (CAD)                 8/23/04         420CAD           312,973             --            624
Columbian Peso (COP)                  9/15/04   1,265,000COP           465,592             --         12,187
Euro (EUR)                     7/7/04-9/24/04      30,887EUR        37,533,295             --        285,096
Hungary Forints (HUF)                 8/13/04     306,850HUF         1,470,043             --         85,466
Japanese Yen (JPY)                    7/16/04     245,000JPY         2,246,807             --         43,568
Philippines Peso (PHP)                7/14/04      77,890PHP         1,383,888          4,773             --
Polish Zloty (PLZ)                     9/8/04      15,385PLZ         4,124,222             --        152,362
Swiss Franc (CHF)                     7/16/04       2,990CHF         2,388,464             --          7,891
                                                                                     -----------------------
                                                                                       16,600        587,194
                                                                                     -----------------------
Total unrealized appreciation and depreciation                                       $536,582     $1,258,921
                                                                                     =======================

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

     The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

     Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.

     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2004, the Fund had outstanding futures contracts as follows:

                                                                           UNREALIZED
                             EXPIRATION   NUMBER OF   VALUATION AS OF    APPRECIATION
CONTRACT DESCRIPTION              DATES   CONTRACTS     JUNE 30, 2004   (DEPRECIATION)
--------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
DAX Index                       9/17/04           6       $   745,867        $ 11,314
FTSE 100 Index                  9/17/04           1            81,082            (762)
NASDAQ 100 Index                9/16/04          13         1,977,300          40,056
U.S. Long Bonds                 9/21/04         198        21,062,250         311,163
U.S. Treasury Nts., 5 yr.       9/21/04         105        11,412,188         134,138
U.S. Treasury Nts., 10 yr.      9/21/04         100        10,932,813          87,125
                                                                             ---------
                                                                              583,034
                                                                             ---------


                    35 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS Continued

                                                                                    UNREALIZED
                                      EXPIRATION   NUMBER OF   VALUATION AS OF    APPRECIATION
CONTRACT DESCRIPTION                       DATES   CONTRACTS     JUNE 30, 2004   (DEPRECIATION)
-----------------------------------------------------------------------------------------------
CONTRACTS TO SELL
DAX Index                                9/17/04           9       $ 1,118,801       $ (17,013)
Euro-Bundesobligation, 10 yr.             9/8/04          13         1,789,631         (10,916)
Japan (Government of) Bonds, 10 yr.       9/9/04           7         8,667,003          (9,050)
Milan MIB 30 Index (The)                 9/17/04           9         1,550,992         (12,038)
Standard & Poor's 500 Index              9/17/04          17           969,425         (12,856)
Standard & Poor's 500 Index              9/16/04           9         2,565,900         (17,101)
U.S. Treasury Nts., 2 yr.                9/30/04         162        34,108,594         (41,935)
U.S. Treasury Nts., 5 yr.                9/21/04          98        10,651,375         (73,512)
U.S. Treasury Nts., 10 yr.               9/21/04          16         1,749,250         (18,192)
United Kingdom Long Gilt                 9/28/04           3           575,714          (3,267)
                                                                                     ----------
                                                                                      (215,880)
                                                                                     ----------
                                                                                     $ 367,154
                                                                                     ==========

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

     The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

     Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended June 30, 2004 was as follows:

                                                        CALL OPTIONS                  PUT OPTIONS
                                              ----------------------   ---------------------------
                                              PRINCIPAL/                   PRINCIPAL/
                                               NUMBER OF   AMOUNT OF        NUMBER OF   AMOUNT OF
                                               CONTRACTS    PREMIUMS        CONTRACTS    PREMIUMS
--------------------------------------------------------------------------------------------------
Options outstanding as of December 31, 2003    9,765,000    $128,130      744,000,000   $ 138,880
Options written                                       --          --      720,000,000     100,541
Options closed or expired                     (6,510,000)    (90,723)  (1,464,000,000)   (239,421)
Options exercised                             (3,255,000)    (37,407)              --          --
                                              ----------------------------------------------------
Options outstanding as of June 30, 2004               --    $     --               --   $      --
                                              ====================================================


                    36 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
8. CREDIT SWAP CONTRACTS

The Fund may enter into a credit swap transaction to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Credit swaps are subject to credit risks (if the counterparty fails to meet its obligations). The Fund pays an annual interest fee on the notional amount in exchange for the counterparty paying in a potential credit event.

During the six months ended June 30, 2004, the Fund entered into transactions to hedge credit risk. Information regarding the credit swaps is as follows:

                                                                                      UNREALIZED
                                      EXPIRATION     NOTIONAL   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                       DATES       AMOUNT     JUNE 30, 2004    (DEPRECIATION)
-------------------------------------------------------------------------------------------------
Deutsche Bank AG, Export-Import
Bank of Korea Credit Bonds               6/20/09   $  780,000          $ (2,262)        $ (2,371)
Deutsche Bank AG, Korea Deposit
Insurance Corp. Credit Bonds             6/20/09      780,000            (2,496)          (2,603)
Deutsche Bank AG, Korea Development
Bank Credit Bonds                        6/20/09      780,000            (2,262)          (2,371)
Deutsche Bank AG, Korea Electric
Power Corp. Credit Bonds                 6/20/09      780,000            (2,652)          (2,763)
Deutsche Bank AG, Philippines
(Republic of) 10 yr. Credit Bonds        7/25/13      930,000            19,383           19,259
Deutsche Bank AG, Russia
Federation Credit Bonds                  9/10/13    1,225,000             7,552            7,453
Deutsche Bank AG, Russia
Federation Credit Bonds                  9/20/13    1,540,000             4,380            4,253
Deutsche Bank AG, Samsung
Electronic Co. Ltd. Credit Bonds         6/20/09      780,000            (2,106)          (2,212)
Deutsche Bank AG, Turkey
(Republic of) Credit Bonds              10/10/13      630,000            11,836           12,125
Deutsche Bank AG, Turkey
(Republic of) Credit Nts.                 5/7/06    1,660,000           (15,588)         (25,606)
Deutsche Bank AG, United
Mexican States Credit Bonds              9/20/13    1,235,000            (7,327)          (6,185)
JPMorgan Chase Bank, Export-Import
Bank of Korea Credit Bonds               6/20/09      390,000            (3,935)          (4,021)
JPMorgan Chase Bank, Hungary
(Republic of) Credit Bonds               12/2/13    1,880,000           (31,389)         (31,389)
JPMorgan Chase Bank, Jordan
(Kingdom of) Credit Nts.                  6/6/06      250,000               (40)             (54)
JPMorgan Chase Bank, Korea Deposit
Insurance Corp. Credit Bonds             6/20/09      390,000            (3,855)          (3,938)
JPMorgan Chase Bank, Korea
Development Bank Credit Bonds            6/20/09      390,000            (3,851)          (3,937)
JPMorgan Chase Bank, Korea
Electric Power Co. Credit Bonds          6/20/09      390,000            (4,127)          (4,215)
JPMorgan Chase Bank, Philippines
(Republic of) Credit Bonds               6/20/09      455,000             3,763            3,144
JPMorgan Chase Bank, Philippines
(Republic of) Credit Bonds               6/20/09      225,000             1,406            1,097
JPMorgan Chase Bank, Philippines
(Republic of) Credit Bonds               6/20/09      455,000             1,072              434
JPMorgan Chase Bank, Russian
Federation Credit Bonds                  10/9/13      730,000            31,144           31,339
JPMorgan Chase Bank, Samsung
Electronics Co. Ltd. Credit Bonds        6/20/09      390,000           (3,869)           (3,952)


                    37 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

8. CREDIT SWAP CONTRACTS Continued

                                                                                UNREALIZED
                                 EXPIRATION     NOTIONAL   VALUATION AS OF    APPRECIATION
CONTRACT DESCRIPTION                  DATES       AMOUNT     JUNE 30, 2004   (DEPRECIATION)
--------------------------------------------------------------------------------------------
JPMorgan Chase Bank, Turkey
(Republic of) Credit Bonds          2/16/06   $1,300,000          $  9,779       $     982
JPMorgan Chase Bank, Turkey
(Republic of) Credit Bonds          6/23/09    1,000,000            (2,062)         (3,273)
JPMorgan Chase Bank, Turkey
(Republic of) Credit Nts.            5/8/06    1,660,000           (23,907)        (34,490)
JPMorgan Chase Bank, Turkey
(Republic of) Credit Nts.            5/8/09      780,000             9,679          16,348
JPMorgan Chase Bank Venezuela
(Republic of) Credit Bonds          2/20/14    1,305,000           (51,640)        (90,014)
UBS AG, Turkey (Republic of)
Credit Nts.                          5/7/06    1,950,000            (4,758)         (4,758)
UBS AG, Turkey (Republic of)
Credit Nts.                          5/7/09      940,000            (4,387)         (7,291)
UBS AG, Venezuela (Republic
of) Credit Bonds                    6/20/14    3,190,000           (59,813)        (73,490)
                                                                                 ----------
                                                                                 $(212,499)
                                                                                 ==========

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement.

     Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

As of June 30, 2004, the Fund had entered into the following interest rate swap agreements:

                                                        FLOATING RATE
                                         RATE PAID BY     RECEIVED BY                                   UNREALIZED
                          NOTIONAL        THE FUND AT     THE FUND AT      FLOATING   TERMINATION     APPRECIATION
SWAP COUNTERPARTY           AMOUNT      JUNE 30, 2004   JUNE 30, 2004    RATE INDEX         DATES    (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
                                                                        Three-Month
Deutsche Bank AG      $  3,185,000             3.1025%           1.34%   LIBOR flat        3/4/08        $  98,196
                                                                        Three-Month
Deutsche Bank AG        10,000,000               5.32            1.24     LIBOR BBA       5/12/14          173,727
Deutsche Bank AG        74,350,000 INR           4.88            4.50           IRS       1/15/09           85,116
                                                                          Six-Month
JPMorgan Chase Bank        880,000 EUR          3.135           2.104    LIBOR flat       7/14/08            1,442
                                                                          Six-Month
JPMorgan Chase Bank    245,400,000 HUF          13.25            7.00    LIBOR flat       7/14/08          (99,398)
                                                                        Three-Month
JPMorgan Chase Bank     13,000,000               3.82            1.17    LIBOR flat      11/10/08          388,846
                                                                        Three-Month
JPMorgan Chase Bank     22,000,000               2.32            1.17    LIBOR flat      11/10/05          277,220
                                                                        Three-Month
JPMorgan Chase Bank      6,625,000              3.052            1.41    LIBOR flat       3/10/08          217,261
                                                                        Three-Month
JPMorgan Chase Bank     50,000,000             4.0725            1.18     LIBOR BBA        5/6/09         (395,892)


                    38 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                    FLOATING RATE
                                     RATE PAID BY     RECEIVED BY                                  UNREALIZED
                         NOTIONAL     THE FUND AT     THE FUND AT      FLOATING   TERMINATION    APPRECIATION
SWAP COUNTERPARTY          AMOUNT   JUNE 30, 2004   JUNE 30, 2004    RATE INDEX         DATES   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
                                                                    Three-Month
JPMorgan Chase Bank   $35,000,000           4.985%           1.18%    LIBOR BBA        5/6/14       $(296,498)
                                                                    Three-Month
JPMorgan Chase Bank     1,820,000            4.94            1.17     LIBOR BBA       4/30/14         (14,964)
                                                                                                    ----------
                                                                                                    $ 435,056
                                                                                                    ==========

Notional amount is reported in U.S. Dollars, except for those denoted in the following currencies. Index abbreviations and currencies are as follows:

IRS         India Swap Composites
LIBOR BBA   London-Interbank Offered Rate British Bankers Association
INR         Indian Rupee
HUF         Hungary Forints
EUR         Euro

--------------------------------------------------------------------------------
10. SWAPTION TRANSACTIONS

The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. Swaptions written are reported as a liability in the Statement of Assets and Liabilities.

Written swaption activity for the six months ended June 30, 2004 was as follows:

                                                           NOTIONAL   AMOUNT OF
                                                             AMOUNT    PREMIUMS
--------------------------------------------------------------------------------
Swaptions outstanding as of December 31, 2003           $ 2,220,000    $ 19,758
Swaptions written                                         8,400,000      99,017
Swaptions closed or expired                              (2,220,000)    (19,758)
                                                        ------------------------
Swaptions outstanding as of June 30, 2004               $ 8,400,000    $ 99,017
                                                        ========================

--------------------------------------------------------------------------------
11. ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of June 30, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2004 was $23,550,576, which represents 3.28% of the Fund's net assets, of which $60,401 is considered restricted. Information concerning restricted securities and currency is as follows:

                                                                                                     UNREALIZED
                                                       ACQUISITION             VALUATION AS OF     APPRECIATION
SECURITY                                                     DATES      COST     JUNE 30, 2004   (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Geotek Communications, Inc., Series B, Escrow Shares        1/4/01   $   840           $    --            $(840)

CURRENCY
Argentine Peso                                             6/25/04    60,452            60,401               51


                    39 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
12. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of June 30, 2004, the Fund had no securities on loan.


                    40 | OPPENHEIMER STRATEGIC BOND FUND/VA

ITEM 2.  CODE OF ETHICS

         Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

 ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2004,
              registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

         (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

         (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)